SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 ------------

                                                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [x]
Pre-Effective Amendment No.                                                 [_]
Post-Effective Amendment No. 19                                             [x]

REGISTRATION STATEMENT UNDER THE                                            [x]
INVESTMENT COMPANY ACT OF 1940
Amendment No. 20                                                            [x]

     ABN AMRO FUNDS (Exact Name of Registrant as Specified in Charter)

c/o First Data Investor Services Group, Inc. Boston, Massachusetts 02110 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (617) 535-0300

Name and Address of Agent for Service:        Copies to:
Mary Moran Zeven, Esq.                        John H. Grady, Esq. and
First Data Investor Services Group, Inc.      Richard W. Grant, Esq.
101 Federal Street                            Morgan, Lewis & Bockius LLP
Boston, Massachusetts  02110                  1701 Market Street
                                              Philadelphia, Pennsylvania  19103


It is proposed that this filing will become effective (check appropriate box)

[__]  immediately  upon  filing  pursuant to  paragraph  (b) of Rule 485
[__] on [_______]  pursuant  to  paragraph  (b)
[__] 60 days after filing pursuant to paragraph (a)(1)
[__] on [date] pursuant to paragraph (a)(2)
[ x ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[__]  this  post-effective   amendment  designates  a  new  effective  date  for
previously filed post-effective amendment.

The Registrant will file its Rule 24f-2 Notice for its fiscal year end December 31, 1999 on or before the required date.

   [logo]ABN AMRO



   Institutional Prime Money Market Fund(US)

   Institutional Treasury Money Market Fund(US)

   Institutional Government Money Market Fund(US)



   PROSPECTUS December __, 1999

   Institutional Shares




























  As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                     The Funds
   CONTENTS

   The Funds                                          Introduction

                                                      This prospectus describes three separate money market mutual
                                            Page      funds designed for institutional investors: Institutional
                                                      Prime Money Market Fund (US), Institutional Treasury Money
   Introduction                              1        Market Fund (US), and Institutional Government Money Market
                                                      Fund (US).  As mutual funds, the funds are professionally
                                                      managed, pooled investments that give investors the
   Institutional Prime Money                 2        opportunity to participate in financial markets.  The
   Market                                             portfolio, management, operations and performance results of
   Fund(US)                                           the funds are unrelated to each other.

   Institutional Treasury Money              4        An investment in a fund is not insured or guaranteed by the
   Market                                             Federal Deposit Insurance Corporation or any other government
   Fund(US)                                           agency.  Although each fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee
   Institutional Government                           that it will do so and it is possible to lose money by
   Money Market Fund(US)                     6        investing in a fund.  No fund should be relied on as a
                                                      complete investment program.

   Management                                8        Money market funds are subject to specific maturity, quality and diversification requirements that are designed to help the funds to maintain a stable net asset value.
   Account Information                                Specifically, money market funds may not:

   Transaction                               9        have a dollar-weighted average portfolio maturity over
   Policies                                           90 days;
                                                      buy securities with remaining maturities of over 397
   Distribution and                         11        days (except for certain variable and floating rate
   Taxes                                              instruments and securities collateralizing repurchase
                                                      agreements); and
   Investor                                 11        invest in non-U.S. dollar denominated securities.
   Services

   Instructions for Account                 12

   Transactions


   For More Information

   More information on each fund can be found in
   the fund's current Statement of Additional
   Information.   See back cover.


ABN AMRO is a service mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) Inc., the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed by First Data Distributors, Inc., which is not a bank affiliate.

                  Institutional Prime Money Market Fund(US)

    GOAL                                                         MAIN RISKS

    The fund seeks to provide as high a level of                 The fund may not be able to maintain a net asset
    current income as is consistent with the                     value of $1.00 at all times.
    preservation of capital and liquidity.                        As market and interest rates change and as the
                                                                 proceeds of short term securities in the fund's
    STRATEGY                                                     portfolio become available and are reinvested in
                                                                 securities with different interest rates, the fund's
    The fund invests substantially all of its                    yield will fluctuate.  A sharp rise in interest rates
    assets in high quality money market                          could cause the fund's share price to drop.
    instruments issued by corporations, banks                     An issuer may become unable to make timely payments
    and the U.S. government or its agencies or                   of principal or interest.
    instrumentalities, as well as repurchase                      The credit ratings of issuers could change and
    agreements involving these instruments. The                  affect the fund's share price.
    fund may also invest in dollar-denominated                    The fund may be unable to sell the securities
    securities of foreign banks and foreign                      underlying a repurchase agreement on a timely basis
    branches of domestic banks.                                  if the other party entering into the repurchase
                                                                 agreement with the fund defaults or becomes insolvent.
    ABN AMRO Asset Management (USA) Inc., the                     Certain U.S. government agency securities are backed
    advisor, structures the fund's portfolio                     by the right of the issuer to borrow from the U.S.
    based on its outlook on interest rates,                      Treasury, or are supported only by the credit of the
    market conditions, and liquidity needs.  The                 issuer or instrumentality.  While the U.S. government
    advisor monitors the fund's investments for                  provides financial support to U.S.
    credit quality changes and may adjust the                    government-sponsored agencies or instrumentalities,
    average maturity of the fund in anticipation                 no assurance can be given that it will always do so.
    of changes in short-term interest rates.                      The fund may invest in dollar denominated securities
    Important factors include an assessment of                   of foreign banks that will subject it to the market and
    Federal Reserve Policy and an analysis of                    economic risks of foreign markets, including year 2000
    the yield curve.                                             issues.  Investments in foreign securities can be more
                                                                 volatile than investments in U.S. securities.
    Under normal circumstances, at least 95% of                  Diplomatic, political, or economic developments unique
    the fund's assets must be invested in the                    to a country or region, including nationalization or
    securities of issuers with the highest                       appropriation, could affect foreign investments.
    credit rating from the "requisite" NRSROs                    Foreign securities markets generally have less trading
    (or if unrated, the equivalent as determined                 volume and less liquidity than U.S. markets.  Foreign
    by the advisor) or U.S. government                           companies generally are not subject to uniform
    securities.  The fund may invest the                         accounting, auditing and financial reporting standards
    remainder of its assets in securities with                   comparable to those that apply to domestic U.S.
    the second-highest credit rating.  The                       companies.  Transaction costs and custodial expenses
    highest credit rating indicates that an                      may be somewhat greater than typical expenses for
    issuer has a very strong degree of certainty                 similar U.S. securities.  Some foreign governments levy
    (or safety) of making all payments of                        withholding taxes against dividend and interest
    principal and interest. The second-highest                   income.  Although in some countries a portion of these
    credit rating indicates that an issuer has a                 taxes is recoverable, the non-recovered portion will
    strong capacity to make all payments, but a                  reduce the income received from the securities
    somewhat lesser degree of safety.                            comprising the portfolio.




  EXPENSES                                                 Example

  This table  describes  the fees and expenses  that        This Example is intended to
                                                           help you  compare  the cost of
  you may pay if you buy and hold  shares  of the
                                                           investing in the fund with the cost of investing in other
  fund.                                                     mutual funds.

  Fee table                                                The   Example assumes   that   you invest   $10,000  in
                                                            the   fund  for the time periods indicated  and  then
                                                            redeem all of your
  Annual fund operating expenses                           shares at the end of those periods. The Example
  % of  average  daily net assets                          also assumes  that your  investment  has a 5%
                                                           return each year and
                                                            that the fund's operating expenses remain the same.
  Advisory fees                     .10%                    Although your actual costs may be higher or lower, based on these assumptions your costs would be:
  Other expenses/1/                 .13%
  ----------------------------------                        1 Year         3 Years
  Total fund operating expenses     .23%                    __________________________________________
  ----------------------------------
  Fee waiver/2/                     -.03%                   $20               $71
  ------------------------------------------------
  Net expenses                      .20%
  -------------------------------

   /1/ Other expenses are based on estimated amounts for the current fiscal year.

   /2/ The  administrator has agreed to waive a portion of its fee through April
   2000 in order to reduce total annual fund operating expenses. Administrative expenses are included in Other expenses.



         Institutional Treasury Money Market Fund(US)

   GOAL                                                    MAIN RISKS

   The fund seeks to  preserve  principal  value and       The fund may not be able to
                                                           maintain a net asset
   maintain a high degree of
   liquidity while                                         value of $1.00
                                                           at all times.
   providing current income.
                                                           As market and interest rates change and as the
   STRATEGY                                                proceeds of short-term securities in the fund's
                                                           portfolio become available and are reinvested in
   The fund invests  substantially all of its              securities with different interest
                                                           rates,
   assets in U.S.Treasury money market                     the fund's yield will fluctuate.
                                                           A sharp rise in
   instruments, repurchase agreements in respect           interest rates
                                                           could cause the fund's share price
   of these  securities,  and shares of money
   market                                                  to drop.
   funds that invest in U.S. Treasury obligations.
                                                           A security backed by the full faith and credit of
   The advisor structures the fund's portfolio             the United States or U.S. Treasury is guaranteed
   based on its outlook on interest rates, market          only as to the timely payment of interest and
   conditions, and liquidity needs.  The advisor           principal when held to maturity.  The guarantee
   adjusts the average maturity of the fund in             does not extend to the market prices for such
   anticipation of changes in short-term interest          securities, which can fluctuate.
   rates.  Important factors include an assessment
   of Federal Reserve policy and an analysis of            The fund may be unable to sell the securities
   the yield curve.                                        underlying a repurchase agreement on a timely basis
                                                           if the other party entering into the repurchase
   Under  normal  circumstances,  at least  95%
   of the                                                  agreement  with the fund
                                                           defaults or becomes
  fund's assets must be invested in the                    insolvent.
   securities of issuers with the highest credit
   rating from the "requisite" NRSROs (or if               Certain U.S. government agency securities are
   unrated, the equivalent as determined by the            backed by the right of the issuer to borrow from
   advisor) or U.S. government securities. The             the U.S. Treasury, or are supported only by the
   fund may invest the remainder of its assets in          credit of the issuer or instrumentality.  While the
   securities with the second-highest credit               U.S. government provides financial support to U.S.
   rating.                                                 government-sponsored agencies or instrumentalities,
                                                           no assurance can be given that it will always do
                                                           so.




  EXPENSES                                                  Example

  This table  describes  the fees and expenses  that        This Example is intended to
  you may pay if you buy and hold  shares  of the of        help you compare the cost of
  the fund.                                                 investing in the fund with the cost of
                                                            investing in other mutual funds.

  Fee table                                                 The Example assumes that you invest $10,000 in the fund
                                                            for the time periods indicated and then redeem all of
  Annual fund operating  expenses                           your shares at the end of those  periods.  The  Example
  % of average daily net assets                             also assumes that your  investment has a
  5% return each
                                                            year and that the fund's operating expenses remain the
  Advisory fees                     .10%                    same.  Although your actual costs may be higher or
                                                            lower, based on these assumptions your costs would be:
  Other expenses/1/                 .15%
  ----------------------------------                        1 Year         3 Years
  Total fund operating expenses     .25%                    __________________________________________
  ----------------------------------
  Fee waiver/2/                     -.03%                   $23               $77
  ------------------------------------------------
  Net expenses                      .22%
  -------------------------------

   /1/ Other expenses are based on estimated amounts for the current fiscal year.

   /2/ The administrator has agreed to waive a portion of its fee through April
   2000 in order to reduce total annual
   fund operating expenses. Administrative expenses are included in Other expenses.





         Institutional Government Money Market Fund(US)

   GOAL                                                    MAIN RISKS

   The  fund  seeks  to  provide  as high a level of       The fund may not be able to  maintain a net asset
   current income as is consistent  with the               value of $1.00
                                                           at all times.
   preservation of capital and liquidity.
                                                           As market and interest rates change and as the
   STRATEGY                                                proceeds of short-term securities in the fund's
                                                           portfolio become available and are reinvested in
   The fund invests 100% of its assets in U.S.             securities with different interest rates, the
   government money market instruments, such as            fund's yield will fluctuate.  A sharp rise in
   U.S. Treasury obligations and U.S. government           interest rates could cause the fund's share price
   agency securities, and repurchase agreements in         to drop.
   respect of these securities.
                                                           A security backed by the full faith and credit of
   The advisor  structures  the fund's  portfolio          the United States or the U.S.
                                                           Treasury is
   based on its outlook on interest rates, market          guaranteed only as
                                                           to the  timely  payment of
   conditions,  and  liquidity  needs.  The  advisor
                                                           interest  and  principal  when held to  maturity.  The
   monitors  the  fund's
   investments  and adjusts the                            guarantee  does not extend to the market prices for
   average  maturity of the fund in anticipation of        such  securities,  which
                                                           can fluctuate.
   changes in short-term interest rates.
   Important factors include an assessment of              Certain U.S. government agency securities are
   Federal Reserve policy and an analysis of the           backed by the right of the issuer to borrow from
   yield curve.                                            the U.S. Treasury, or are supported only by the
                                                           credit of the issuer or instrumentality.  While the
   Under normal circumstances, at least 95% of the         U.S. government provides financial support to U.S.
   fund's assets must be invested in the                   government-sponsored agencies or instrumentalities,
   securities of issuers with the highest credit           no assurance can be given that it will always do
   rating from the "requisite" NRSROs (or if               so.
   unrated, the equivalent as determined by the
   advisor) or U.S. government securities.                 The fund may be unable to sell the securities
                                                           underlying a repurchase agreement on a timely basis
                                                           if the other party entering into the repurchase
                                                           agreement with the fund defaults or becomes
                                                           insolvent.







  EXPENSES                                                         Example

  This table  describes the fees and expenses that you may         This Example is intended to help you compare the cost of
  pay if you buy and hold shares of the fund.                      investing in the fund with the cost of investing in
                                                                   other mutual funds.
  Fee table
                                                                   The Example assumes that you invest $10,000 in the fund
  Annual fund operating expenses                                   for the time periods indicated and then redeem all of
  % of average daily net assets                                    your shares at the end of those periods.  The Example
                                                                   also assumes that your investment has a 5% return each
  Advisory fees                     .10%                           year and that the fund's operating expenses remain the
                                                                   same.  Although your actual costs may be higher or
  Other expenses/1/                 .15%                           lower, based on these assumptions your costs would be:
  ----------------------------------
  Total fund operating expenses     .25%                           1 Year         3 Years
  ----------------------------------                               ------------------------------------------
  Fee waiver/2/                     -.03%
  ------------------------------------------------                 $23              $77
  Net expenses                      .22%
  -------------------------------

   /1/ Other expenses are based on estimated amounts for the current fiscal year.

   /2/ The administrator has agreed to waive a portion of its fee through April 2000 in order to reduce total annual fund operating expenses.Administrative expenses are included in Other expenses.





  Performance of similarly managed mutual funds                   Money Market Fund* +

  The bar charts and performance tables below reflect the          Year-by-year total return as of 12/31 each year (%)
  performance of the ABN AMRO Money Market, Treasury
  Money Market and Government Money Market Funds, which            1992    1993     1994     1995     1996  1997     1998
  are currently managed by the advisor.  These money                                3.89     5.69     5.08  5.33     5.24
  market funds have investment goals, policies and
  strategies substantially the same as those of the                Best Quarter:      Q2/95              1.42%
  corresponding funds, and may be useful in evaluating
  the advisor's ability to manage money market funds.              Worst Quarter      Q1/94              0.76%
  The money market funds and the corresponding funds are
  subject to the same Investment Company Act and Internal          Average annual total return of the Money Market Fund
  Revenue Code restrictions.                                       (Common Shares) as of 12/31/98

  Each money market fund has two share classes, Common             This table  compares  the  fund's  average  annual  total
  Shares and Investor Shares.  The bar charts and                  returns  for the  periods  ending  December  31,  1998 to
  performance tables below reflect the performance of the          those  of the  IBC  Total  Taxable  Average.  An  average
  money market funds' Common Shares.  Common Shares have           measures the share  prices of a specific  group of mutual
  lower expenses than Investor Shares.  As a result, the           funds  with a  particular  investment  goal.  You  cannot
  performance of Investor Shares historically has been             invest  directly  in an  average.  The IBC Total  Taxable
  lower than that of the Common Shares.  Common Shares,            Average is a composite  of mutual  funds with  investment
  however, have expenses most similar to those of the              goals similar to the fund's goal.
  funds.  For that reason, the performance history of the
  Common Shares has been presented below, rather than the                     1 Year  3 Years      5 Years      Since inception ++
                                                                   -----------------------------------------------------
  performance of the Investor Shares.
                                                                   ----------
                                                                   the fund   5.33%   5.29%        5.10%        4.75%
  The performance information below is not an indicator            IBC Total
  of the fund's future performance; does not reflect the            Taxable   5.04%   5.04%        4.87%        4.50%
  fund's historical performance; and relates to a period           Average
  of time before the effective date of the funds'

  registration with the SEC.                                       * Corresponding  fund:  Institutional  Prime Money Market
                                                                   Fund
                                                                   +  the  ratio
                                                                   of   expenses
                                                                   to    average
                                                                   net    assets
                                                                   for the years
                                                                   1994  through
                                                                   1998      was
                                                                   0.41%, 0.41%,
                                                                   0.43%, 0.32%,
                                                                   0.33%
                                                                   respectively
                                                                   ++Fund
                                                                   inception
                                                                   (1/4/93).
                                                                   Average
                                                                   inception
                                                                   computed from

                                                                   (12/31/92)



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


  Treasury Money Market Fund* +                               Government Money Market Fund* +

  Year-by-year total return as of 12/31 each year (%)         Year-by-year total return as of 12/31 each year (%)

  1992   1993   1994     1995    1996    1997    1998          1992    1993     1994     1995     1996   1997    1998
                         ----    ----    ----    ----                                    ----     ----   ----    ----
                3.58     5.28    4.80    4.97    4.90                           3.89     5.59     5.08   5.33     5.24

  Best Quarter:      Q2/95         1.34%                      Best Quarter:      Q2/95              1.40%

  Worst Quarter      Q1/94         0.65%                      Worst Quarter      Q1/94              0.74%

  Average annual total return of the Treasury                 Average annual total return of the  Government
                                                               Money Market Fund (Common  Shares) as of 12/31/98
  Money Market
  Fund (Common Shares) as of 12/31/98

   This table compares the fund's average annual               This table compares the fund's average annual total
   total returns for the periods ending December 31,           returns for the periods ending December 31, 1998 to
   1998 to those of the IBC U.S. Treasury Average.             those of the IBC Total Government Average.  An
   An average measures the share prices of a specific          average measures the share prices of a specific
   group of mutual funds with a particular investment          group of mutual funds with a particular investment
   goal.  You cannot invest directly in an average.            goal.  You cannot invest directly in an average.
   The IBC U.S. Treasury Average is a composite of             The IBC Total Government Average is a composite of
   mutual funds with investment goals similar to the           mutual funds with investment goals similar to the
   fund's goal.                                                fund's goal.

                                                                               1Year     3 Years  5 Years  Since
              1 Year  3 Years      5 Years Since                                                           inception ++
                                           inception ++
                                                               _________________________________________________________
   the fund  4.90%     4.89%        4.71%   4.35%             the fund         5.24%     5.22%    5.03%    4.69%
   IBC U.S.                                                   IBC Total
   Treasury                                                   Government
   Average    4.65%    4.73%        4.60%   4.27%             Average          4.97%     4.97%    4.81%    4.45%

  * Corresponding fund: Institutional Treasury Money           * Corresponding fund: Institutional Government Money
  Market Fund                                                  Market Fund
  + The ratio of expenses to average net assets for            + The ratio of expenses to average net assets for
  the ears 1994 through 1998 was 0.45%, 0.44%, 0.44%,          the years 1994 through 1998 was 0.42%, 0.42%, 0.44%,
  0.33%, 0.37%                                                 0.32%, 0.35%
   ++ Fund inception (1/4/93). Average inception               ++Fund inception (1/4/93).  Average inception
   computed from (12/31/92).                                   computed from (12/31/92)



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




   Management                                                  Year 2000 issues

   ABN AMRO Asset Management (USA) Inc., 208 South              The funds depend on the smooth functioning of
   LaSalle Street, Chicago, IL 60604, is the                    computer systems in almost every aspect of their
   investment advisor for each fund.  ABN AMRO Asset            business. Like other mutual funds, businesses and
   Management was organized in March 1991 under the             individuals around the world, the funds could be
   laws of the State of Delaware.  The investment               adversely affected if the computer systems used
   advisor manages assets for individuals,                      by its service providers do not properly process
   corporations, unions, governments, insurance                 dates on and after January 1, 2000, and
   companies, and charitable organizations.  As of              distinguish between the year 2000 and the year
   September 30, 1999, the investment advisor managed           1900. The funds have asked their service
   approximately $[____] billion in assets.  The                providers whether they expect to have their
   investment advisor is an indirect, wholly owned              computer systems adjusted for the year 2000
   subsidiary of ABN AMRO Bank, N.V.                            transition, and are seeking assurances from their
                                                                service providers that they are devoting
  The investment advisor will make investment decisions         significant resources to prevent  material  adverse
  for the  funds  and will  review,  supervise,  and            consequences  to  the  funds.  While  it  is  likely
  administer  each  fund's
  investment  program.  The                                     that such  assurances  will be  obtained,  the funds
  Trustees of the funds will supervise the investment           and their shareholders may experience losses if
  advisor and establish  policies that the investment           these assurances prove to be incorrect or as a
  advisor must follow in its day-to-day management              result of year 2000 computer difficulties
  activities.                                                   experienced
                                                                by U.S. and foreign issuers of
                                                                portfolio securities, particularly governmental
  For its advisory services, the investment advisor is          issuers, or third parties, such as custodians,
  entitled to receive .10% of each fund's average net           banks, broker-dealers or others with which the
  assets.                                                       funds do business. Furthermore, many foreign
                                                                countries are not as prepared as the U.S. for the
  The investment advisor may, from time to time and             at year 2000 transition.  As a result,  computer
  its own expense, provide promotional incentives, in the       difficulties  in  foreign  markets  and  with  foreign
  form of cash or other
  compensation, to certain                                      institutions  as a result of the year 2000 may add
  financial  institutions whose representatives have sold       to the possibility of losses  for  the
  or  are  expected  to sell significant amounts  of  the       Institutional  Prime Money Market fund, which may
  Funds' shares. Some of these
  financial institutions may                                    invest in foreign securities, and its
  be affiliated with the investment advisor.                    shareholders.

  Karen Van Cleave, Senior Vice President of the investment advisor, serves as portfolio manager of each Fund. Ms. Van Cleave joined the investment advisor in January 1994. Prior to 1994, Ms. Van Cleave was a Vice
  President/Portfolio Manager at Chemical Investment
  Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van
  Cleave earned her B.S. in Business Administration from Boston University.





   TRANSACTION POLICIES                                   Orders  in
                                                           proper   form  placed
                                                           prior  to 5:00  p.m.,
                                                           and     for     which
                                                           payments are received
                                                           in or converted  into
                                                           Federal
   Fund shares are offered to institutional                Funds by 6:00 p.m., will become effective at the price
   investors, acting for themselves or in a                determined at 5:00 p.m. on that day.  Shares thus
   fiduciary, advisory, agency, and custodial or           purchased will receive the dividend declared on that
   similar capacity.  Generally, each                      day.
   institutional investor must open a single
   master account with the fund. The funds may             All times are Eastern time.
   request investors to maintain separate master
   accounts for shares held by the investor for            ______________________________________________
   its own account, for the account of other
   institutions and for accounts for which the             Minimum investment
   institution acts as a fiduciary, or in some
   other capacity.  Institutions purchasing                The minimum  initial  investment in  Institutional
   Institutional shares on behalf of their clients         shares is $5,000,000.
   may establish their own transaction policies,
   limitations and fees that are different from
   the transaction policies, limitations and fees
   that are described in this prospectus.

   Purchasing Shares

   Shares are  purchased at the fund's net asset value  (NAV).
   The NAV for each share class of a fund is calculated once a day, at 5 p.m. on each business day, excluding major holidays.
   An order will be priced at the next NAV calculated after the fund accepts the order. Each fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price, adjusted for discounts or premiums reflected in their acquisition cost. The amortized cost method of valuation is designed to help the fund maintain a constant price of $1.00 per share.




   Selling shares                                          General policies

   Investors may redeem shares at any time, by             The funds will not be responsible for any  fraudulent
   wire or telephone.  The investor will receive           telephone order,  provided that they take reasonable
   the next NAV calculated  after the fund's               measures to verify the order and the investor did not
   transfer  agent
   or other authorized agent                               decline telephone privileges on the application.
   accepts the investor's order.  Ordinarily,
   redemption proceeds are sent to investors               The funds each have the right to:
   within one week of a redemption request.
                                                           change or waive the minimum investment amounts
   Selling recently purchased shares may result in
   a delay in  receipt  of an  investor's  redemption      refuse  any  purchase  or exchange of shares if it
   proceeds of up to eight business days or until          could adversely  affect the fund or its operations
   the fund has collected  payment
   from the investor.                                      change or discontinue exchange privileges or
                                                           temporarily suspend  exchange privileges during
                                                           unusual market conditions (see Investor Services)

                                                           delay     sending
                                                           redemption
                                                           proceeds for up to
                                                           seven         days
                                                           (generally applies
                                                           only in  cases  of
                                                           very         large
                                                           redemptions,
                                                           excessive  trading
                                                           or during  unusual
                                                           market conditions)

                                                           Each  fund  may  also
                                                           make a "redemption in
                                                           kind"  under  certain
                                                           circumstances  (e.g.,
                                                           if   the   investment
                                                           manager    determines
                                                           that the amount being
                                                           redeemed   is   large
                                                           enough to affect fund
                                                           operations).
                                                           Investors who receive
                                                           a redemption  in kind
                                                           may  be  required  to
                                                           pay  brokerage  costs
                                                           to      sell      the
                                                           securities
                                                           distributed   by  the
                                                           fund,  as well as the
                                                           taxes   on  any  gain
                                                           from the sale.





   DISTRIBUTIONS AND TAXES                                 INVESTOR SERVICES

   Typically, each fund pays its shareholders              Exchange privilege
   dividends from its net investment income once a
   month, and distributes any net capital gains            An investor may exchange Institutional shares of any
   once a year.  The funds do not expect to                fund for Institutional shares of any other fund by
   distribute capital gains to shareholders.               requesting an exchange in writing or by telephone.  New
   Dividends and distributions are reinvested in           accounts established through an exchange will have the
   additional fund shares unless the investor              same privileges as the original account (as long as they
   instructs the fund otherwise.                           are available).  Please read the current prospectus for
                                                           a fund before exchanging into it.
   U.S. shareholders generally must pay taxes on
   dividends and distributions paid by the funds           Account statements
   (unless, for example, the investment is in a
   tax-advantaged account).                                Every investor receives regular account statements.
                                                           Investors will also receive an annual statement that
   The  length  of  time  that  an  investor
   has  been  in                                           describes  the  tax characteristics  of any  dividends  and the fund  and  whether  the  investor
   reinvests   distributions                               the  fund  has  paid  to  the   investor   during distributions
   or takes them in cash will not                          the year.
   affect the tax status of any distribution.

   Each  investor's  tax  situation  is  unique.
   Investors  should  consult  a
   professional about federal, state and local tax consequences.



INSTRUCTIONS

   TO ESTABLISH AN ACCOUNT                 TO BUY ADDITIONAL SHARES               TO SELL SHARES

   Please call a fund                      Please      call     a     fund        Please call a fund representative
   representative before wiring            representative   before  wiring        before redeeming shares.
   funds.                                  funds.
                                                                                  Wire  Be sure the fund has your
   Wire  Transmit your investment          Wire  Transmit your investment         bank account information on file.
   to Boston Safe Deposit and              to Boston Safe Deposit and             Proceeds will be wired to your
   Trust with these instructions:          Trust with these instructions:         bank.


   ABA #011001234                          ABA #011001234
      fund name and DDA#                      fund name and DDA#

   h  ABN AMRO Institutional Prime
      Money Market Fund                       ABN    AMRO    Institutional
      DDA #________________                   Prime Money Market Fund
                                              DDA #________________
   h  ABN AMRO Institutional
      Treasury Money Market Fund
      DDA #________________                   ABN    AMRO    Institutional
                                              Treasury Money Market Fund
                                      DDA#_________________
      ABN AMRO Institutional
      Government Money Market Fund
      DDA #_________________                  ABN    AMRO    Institutional
                                              Government Money Market Fund
                                              DDA #_________________
   the Institutional share class

      your Social Security or tax          the Institutional share class
      ID number                            h  account number
                                           h  account registration
   account registration
                                          dealer number, if applicable
   dealer number, if applicable

   account number

   Call us to obtain an account number.
   Return your application with the account number on the application.


   To open an account, make subsequent investments, or to sell shares, please contact your ABN AMRO fund representative or call 1-800-814-3402.


                                                                                                               For More Information


   To obtain  information:
                                                            More  information on
                                                            each     fund     is
                                                            available  free upon
                                                            request,   including
                                                            the following:
   By telephone
   Call 1-800-814-3402                                      Annual/Semiannual Reports

   You   can   obtain   product   information   and         Describes  each  fund's   performance,   and  lists  its
   literature online.                                       portfolio holdings.

   By mail  Write to:                                       Statement of Additional Information (SAI)
   ABN AMRO Funds
   P.O. Box 60549                                           Provides   more   details   about   each  fund  and  its
   King of Prussia, PA 19406-0549                           policies.  A current SAI is on file with the  Securities
                                                            and Exchange  Commission  (SEC) and is  incorporated  by
   On the Internet Online fund documents can                be reference into this prospectus.
   viewed or downloaded from:
   www.abnamrofunds-usa.com


   You can also obtain copies of fund documents by visiting the SEC's Public
   Reference Room in Washington,  DC
   (phone  1-800-SEC-0330)
   or by sending your request and a duplicating fee to the SEC's Public Reference Section,
   Washington, DC 20549-6009. You may also view or download text-only versions of fund documents from: www.sec.gov


   Institutional Prime Money Market Fund
   SEC file number: ________

   Institutional Treasury Money Market Fund
   SEC file number: _________

   Institutional Government Money Market Fund
   SEC file number: _________

   [logo]ABN AMRO



   Institutional Prime Money Market Fund(US)

   Institutional Treasury Money Market Fund(US)

   Institutional Government Money Market Fund(US)



   PROSPECTUS December __, 1999

   Institutional Service Shares




























  As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                                     The Funds
   CONTENTS

   The Funds                                          Introduction

                                                      This prospectus describes three separate money market mutual
                                        Page          funds designed for institutional investors: Institutional
                                                      Prime Money Market Fund (US), Institutional Treasury Money
   Introduction                           1           Market Fund (US), and Institutional Government Money Market
                                                      Fund (US).  As mutual funds, the funds are professionally
                                                      managed, pooled investments that give investors the
   Institutional Prime Money                          opportunity to participate in financial markets.  The
   Market                                             portfolio, management, operations and performance results of
   Fund(US)                               2           the funds are unrelated to each other.

   Institutional Treasury Money                       An investment in a fund is not insured or guaranteed by the
   Market                                             Federal Deposit Insurance Corporation or any other government
   Fund(US)                               4           agency.  Although each fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee
   Institutional Government                           that it will do so and it is possible to lose money by
   Money Market Fund(US)                  6           investing in a fund.  No fund should be relied on as a
                                                      complete investment program.

   Management                             8           Money market funds are subject to specific maturity, quality and diversification requirements that are designed to help the funds to maintain a stable net asset value.
                                                      Account Information Specifically, money market funds may not:

   Transaction                                        have a dollar-weighted average portfolio maturity over
   Policies                               9           90 days;
                                                      buy securities with remaining maturities of over 397
   Distribution and                                   days (except for certain variable and floating rate
   Taxes                                 11           instruments and securities collateralizing repurchase
                                                      agreements); and
   Investor                                           invest in non-U.S. dollar denominated securities.
   Services                              11

   Instructions for Account

   Transactions                          12

   For More Information

   More information on each fund can be found in
   the fund's current Statement of Additional
   Information.   See back cover.


ABN AMRO is a service mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) Inc., the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed by First Data Distributors, Inc., which is not a bank affiliate.

                  Institutional Prime Money Market Fund(US)

    GOAL                                                      MAIN RISKS

    The fund seeks to provide as high a level
    of current income as is consistent with                    The fund may not be able to maintain a net asset
    the preservation of capital and liquidity.                 value of $1.00 at all times.

    STRATEGY                                                   As market and interest rates change and as the
                                                               proceeds of short term securities in the fund's
    The fund invests substantially all of its                  portfolio become available and are reinvested in
    assets in high quality money market                        securities with different interest rates, the fund's
    instruments issued by corporations, banks                  yield will fluctuate.  A sharp rise in interest
    and the U.S. government or its agencies or                 rates could cause the fund's share price to drop.
    instrumentalities, as well as repurchase
    agreements involving these instruments.                    An issuer may become unable to make timely payments
    The fund may also invest in                                of principal or interest.
    dollar-denominated securities of foreign
    banks and foreign branches of domestic                     The credit ratings of issuers could change and
    banks.                                                     affect the fund's share price.

    ABN AMRO Asset Management (USA) Inc., the                  The fund may be unable to sell the securities
    advisor, structures the fund's portfolio                   underlying a repurchase agreement on a timely basis
    based on its outlook on interest rates,                    if the other party entering into the repurchase
    market conditions, and liquidity needs.                    agreement with the fund defaults or becomes
    The advisor monitors the fund's                            insolvent.
    investments for credit quality changes and
    may adjust the average maturity of the                    Certain U.S. government agency securities are backed
    fund in anticipation of changes in                        by the right of the issuer to borrow from the U.S.
    short-term interest rates.  Important                     Treasury, or are supported only by the credit of the
    factors include an assessment of Federal                  issuer or instrumentality.  While the U.S. government
    Reserve Policy and an analysis of the                     provides financial support to U.S. government-sponsored
    yield curve.                                              agencies or instrumentalities, no assurance can be
                                                              given that it will always do so.
    Under normal circumstances, at least 95%
    of the fund's assets must be invested in                   The fund may invest in dollar denominated securities
    the securities of issuers with the highest                of foreign banks that will subject it to the market and
    credit rating from the "requisite" NRSROs                 economic risks of foreign markets, including year 2000
    (or if unrated, the equivalent as                         issues.  Investments in foreign securities can be more
    determined by the advisor) or U.S.                        volatile than investments in U.S. securities.
    government securities.  The fund may                      Diplomatic, political, or economic developments unique
    invest the remainder of its assets in                     to a country or region, including nationalization or
    securities with the second-highest credit                 appropriation, could affect foreign investments.
    rating.  The highest credit rating                        Foreign securities markets generally have less trading
    indicates that an issuer has a very strong                volume and less liquidity than U.S. markets.  Foreign
    degree of certainty (or safety) of making                 companies generally are not subject to uniform
    all payments of principal and interest.                   accounting, auditing and financial reporting standards
    The second-highest credit rating indicates                comparable to those that apply to domestic U.S.
    that an issuer has a strong capacity to                   companies.  Transaction costs and custodial expenses
    make all payments, but a somewhat lesser                  may be somewhat greater than typical expenses for
    degree of safety.                                         similar U.S. securities.  Some foreign governments levy
                                                              withholding  taxes
                                                              against   dividend
                                                              and       interest
                                                              income.   Although
                                                              in some  countries
                                                              a portion of these
                                                              taxes           is
                                                              recoverable,   the
                                                              non-recovered
                                                              portion       will
                                                              reduce  the income
                                                              received  from the
                                                              securities
                                                              comprising     the
                                                              portfolio.




   EXPENSES                                               Example

  This table  describes  the fees and expenses            This Example is intended to help you  compare  the  cost of
  that  you may  pay if you buy and  hold  shares  of     investing  in the fund with the cost of  investing  in other
  the fund.                                               mutual
                                                          funds.

  Fee table                                               The Example
                                                          assumes    that    you
                                                          invest  $10,000 in the
                                                          fund   for  the   time
                                                          periods  indicated and
                                                          then   redeem  all  of
                                                          your
  Annual fund operating expenses                          shares at the end of those periods. The Example also
  % of  average  daily net assets                         assumes  that your  investment  has a 5%
                                                          return each year and
                                                          that the fund's operating expenses remain the same.
  Advisory fees                     .10%                  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
  Service fee                       .25%
                                                          1 Year         3 Years
  Other expenses/1/                 .13%                  __________________________________________
  ----------------------------------
  Total fund operating expenses     .48%                  $46              $151
  ----------------------------------
  Fee waiver/2/                     -.03%

  ------------------------------------------------
  Net expenses                      .45%
  -------------------------------

   /1/ Other expenses are based on estimated amounts for the current fiscal year.

   /2/ The administrator has agreed to waive a portion of its fee through April 2000 in order to reduce total annual fund operating expenses.
  Administrative expenses are included
  in Other expenses.


         Institutional Treasury Money Market Fund(US)

   GOAL                                                    MAIN RISKS

   The fund seeks to  preserve  principal  value and       The fund may not be able to maintain a net asset
   maintain a high degree of liquidity while               value of $1.00 at all times.
   providing current income.
                                                           As market and interest rates change and as the
   STRATEGY                                                proceeds of short-term securities in the fund's
                                                           portfolio become available and are reinvested in
   The fund invests  substantially all of its              securities with different interest rates, the
   assets in U.S. Treasury money market                    fund's yield will fluctuate. A sharp rise in
   instruments,  repurchase agreements in respect          interest rates could cause the fund's share price
   of these  securities,  and shares of money
   market                                                  to drop.
   funds that invest in U.S. Treasury obligations.
                                                           A security backed by the full faith and credit of
   The advisor structures the fund's portfolio             the United States or U.S. Treasury is guaranteed
   based on its outlook on interest rates, market          only as to the timely payment of interest and
   conditions, and liquidity needs.  The advisor           principal when held to maturity.  The guarantee
   adjusts the average maturity of the fund in             does not extend to the market prices for such
   anticipation of changes in short-term interest          securities, which can fluctuate.
   rates.  Important factors include an assessment
   of Federal Reserve policy and an analysis of            The fund may be unable to sell the securities
   the yield curve.                                        underlying a repurchase agreement on a timely basis
                                                           if the other party entering into the repurchase
   Under  normal  circumstances,  at least  95% of the     agreement  with the fund defaults or becomes
   fund's assets must be invested in the                   insolvent.
   securities of issuers with the highest credit
   rating from the "requisite" NRSROs (or if               Certain U.S. government agency securities are
   unrated, the equivalent as determined by the            backed by the right of the issuer to borrow from
   advisor) or U.S. government securities. The             the U.S. Treasury, or are supported only by the
   fund may invest the remainder of its assets in          credit of the issuer or instrumentality.  While the
   securities with the second-highest credit               U.S. government provides financial support to U.S.
   rating.                                                 government-sponsored agencies or instrumentalities,
                                                           no assurance can be given that it will always do
                                                           so.




  EXPENSES                                                  Example

  This table  describes  the fees and expenses  that        This Example is intended to help you  compare  the cost
  you may pay if you buy and hold shares of the             of investing in the fund with the cost of investing in
  fund.                                                     other mutual funds.

  Fee table                                                 The Example assumes that you invest $10,000 in the fund
                                                            for the time periods indicated and then redeem all of
  Annual fund operating  expenses                           your shares at the end of those  periods.  The Example
  % of average daily net assets                             also assumes that your  investment has a
                                                            5% return each
                                                            year and that the fund's operating expenses remain the
  Advisory fees                     .10%                    same.  Although your actual costs may be higher or
                                                            lower, based on these assumptions your costs would be:
  Service fee                       .25%
                                                            1 Year         3 Years
  Other expenses/1/                 .15%                    __________________________________________
  ----------------------------------
  Total fund operating expenses     .50%                    $48              $157
  ----------------------------------
  Fee waiver/2/                     -.03%
  ------------------------------------------------
  Net expenses                      .47%
  -------------------------------

   /1/ Other expenses are based on estimated amounts for the current fiscal year.

   /2/ The  administrator has agreed to waive a portion of its fee through April
   2000 in order to reduce total annual fund operating expenses. Administrative expenses are included in Other expenses.



                  Institutional Government Money Market Fund(US)

   GOAL                                                    MAIN RISKS

   The  fund  seeks  to  provide  as high a level of       The fund may not be able to maintain a net asset
   current income as is consistent  with the               value of $1.00
                                                           at all times.
   preservation of capital and liquidity.
                                                           As market and interest rates change and as the
   STRATEGY                                                proceeds of short-term securities in the fund's
                                                           portfolio become available and are reinvested in
   The fund invests 100% of its assets in U.S.             securities with different interest rates, the
   government money market instruments, such as            fund's yield will fluctuate.  A sharp rise in
   U.S. Treasury obligations and U.S. government           interest rates could cause the fund's share price
   agency securities, and repurchase agreements in         to drop.
   respect of these securities.
                                                           A security backed by the full faith and credit of
   The advisor  structures  the fund's  portfolio          the United States or the U.S.Treasury is
   based on its outlook on interest rates, market          guaranteed only as to the  timely  payment of
   conditions,  and  liquidity  needs.  The  advisor       interest  and  principal  when held to  maturity.  The
   monitors  the  fund's
   investments  and adjusts the                            guarantee  does not extend to the market prices for
   average  maturity of the fund in anticipation of        such  securities,  which
                                                           can fluctuate.
   changes in short-term interest rates.
   Important factors include an assessment of              Certain U.S. government agency securities are
   Federal Reserve policy and an analysis of the           backed by the right of the issuer to borrow from
   yield curve.                                            the U.S. Treasury, or are supported only by the
                                                           credit of the issuer or instrumentality.  While the
   Under normal circumstances, at least 95% of the         U.S. government provides financial support to U.S.
   fund's assets must be invested in the                   government-sponsored agencies or instrumentalities,
   securities of issuers with the highest credit           no assurance can be given that it will always do
   rating from the "requisite" NRSROs (or if               so.
   unrated, the equivalent as determined by the
   advisor) or U.S. government securities.                 The fund may be unable to sell the securities
                                                           underlying a repurchase agreement on a timely basis
                                                           if the other party entering into the repurchase
                                                           agreement with the fund defaults or becomes
                                                           insolvent.







  EXPENSES                                                         Example

  This table  describes the fees and expenses that you may         This Example is intended to help you compare the cost of
  pay if you buy and hold shares of the fund.                      investing in the fund with the cost of investing in
                                                                   other mutual funds.
  Fee table
                                                                   The Example assumes that you invest $10,000 in the fund
  Annual fund operating expenses                                   for the time periods indicated and then redeem all of
  % of average daily net assets                                    your shares at the end of those periods.  The Example
                                                                   also assumes that your investment has a 5% return each
  Advisory fees                     .10%                           year and that the fund's operating expenses remain the
                                                                   same.  Although your actual costs may be higher or
  Service fee                       .25%                           lower, based on these assumptions your costs would be:

  Other expenses/1/                 .15%                           1 Year         3 Years
  ----------------------------------                               ------------------------------------------
  Total fund operating expenses     .50%
  ----------------------------------                               $48              $157
  Fee waiver/2/                     -.03%
  ------------------------------------------------
  Net expenses                      .47%
  -------------------------------

   /1/ Other expenses are based on estimated amounts for the current fiscal year.

   /2/ The administrator has agreed to waive a portion of its fee through April 2000 in order to reduce total annual fund operating expenses.
  Administrative expenses are included in Other expenses.



                                                                                       --------------------------------------------
  Performance of similarly managed mutual funds

  The bar charts and performance tables below reflect the
  performance of the ABN AMRO Money Market, Treasury              Money Market Fund* +
  Money Market and Government Money Market Funds, which
  are currently managed by the advisor.  These money               Year-by-year total return as of 12/31 each year (%)
  market funds have investment goals, policies and
  strategies substantially the same as those of the                1992    1993     1994     1995     1996  1997     1998
                                                                                             ----     ----  ----     ----
  corresponding funds, and may be useful in evaluating                              3.89     5.69     5.08  5.33     5.24
  the advisor's ability to manage money market funds.
  The money market funds and the corresponding funds are           Best Quarter:      Q2/95              1.42%
  subject to the same Investment Company Act and Internal
  Revenue Code restrictions.                                       Worst Quarter      Q1/94              0.76%

  Each money market fund has two share classes, Common             Average annual total return of the Money Market Fund
  Shares and Investor Shares.  The bar charts and                  (Common Shares) as of 12/31/98
  performance tables below reflect the performance of the
  money market funds' Common Shares.  Common Shares have           This table  compares  the fund's  average  annual total
  lower expenses than Investor Shares.  As a result, the           returns for the  periods  ending  December  31, 1998 to
  performance of Investor Shares historically has been             those of the IBC  Total  Taxable  Average.  An  average
  lower than that of the Common Shares.  Common Shares,            measures  the  share  prices  of a  specific  group  of
  however, have expenses most similar to those of the              mutual funds with a  particular  investment  goal.  You
  funds.  For that reason, the performance history of the          cannot  invest  directly in an  average.  The IBC Total
  Common Shares has been presented below, rather than the          Taxable  Average is a  composite  of mutual  funds with
  performance of the Investor Shares.                              investment goals similar to the fund's goal.

  The performance information below is not an indicator                       1 Year  3 Years   5 Years  inception ++    Since
                                                                -----------------------------------------------------
  of the fund's future performance; does not reflect the
                                                                   ----------
  fund's historical performance; and relates to a period           the fund   5.33%   5.29%     5.10%     4.75%
  of time before the effective date of the funds'                  IBC Total
  registration with the SEC.                                        Taxable   5.04%   5.04%     4.87%     4.50%
                                                                   Average

                                                                   *
                                                                   Corresponding
                                                                   fund:
                                                                   Institutional
                                                                   Prime   Money
                                                                   Market Fund +
                                                                   the  ratio of
                                                                   expenses   to
                                                                   average   net
                                                                   assets    for
                                                                   the     years
                                                                   1994  through
                                                                   1998      was
                                                                   0.41%, 0.41%,
                                                                   0.43%, 0.32%,
                                                                   0.33%
                                                                   respectively
                                                                   ++       Fund
                                                                   inception
                                                                   (1/4/93).
                                                                   Average
                                                                   inception
                                                                   computed from
                                                                   (12/31/92)

--------------------------------------------------------------- ----------------



  Treasury Money Market Fund* +                                  Government Money Market Fund* +

  Year-by-year total return as of 12/31 each year (%)            Year-by-year total return as of 12/31 each year (%)

  1992   1993     1994     1995     1996    1997     1998         1992    1993     1994     1995     1996   1997    1998
                           ----     ----    ----     ----                                   ----     ----   ----    ----
                  3.58     5.28     4.80    4.97     4.90                          3.89     5.59     5.08   5.33     5.24

   Best Quarter:      Q2/95         1.34%                         Best Quarter:      Q2/95              1.40%

   Worst Quarter      Q1/94         0.65%                         Worst Quarter      Q1/94              0.74%

   Average annual total return of the Treasury Money              Average annual total return of the  Government  Money
   Market Fund (Common  Shares) as of 12/31/98                    Market
                                                                  Fund (Common Shares) as of 12/31/98

   This table compares the fund's average annual total            This table compares the fund's average annual total
   returns for the periods ending December 31, 1998 to            returns for the periods ending December 31, 1998 to those
   those of the IBC U.S. Treasury Average.  An average            of the IBC Total Government Average.  An average measures
   measures the share prices of a specific group of               the share prices of a specific group of mutual funds with
   mutual funds with a particular investment goal.  You           a particular investment goal.  You cannot invest directly
   cannot invest directly in an average.  The IBC U.S.            in an average.  The IBC Total Government Average is a
   Treasury Average is a composite of mutual funds with           composite of mutual funds with investment goals similar
   investment goals similar to the fund's goal.                   to the fund's goal.

                                                                                  1Year     3 Years  5 Years  Since
              1 Year  3 Years 5 Years   Since inception ++                                                  inception ++
                                                                  ---------------------------------------------------------
                                                                 the fund         5.24%     5.22%    5.03%    4.69%
                                                                 IBC Total
   the fund    4.90%   4.89%   4.71%      4.35%                  Government
                                                                 Average          4.97%     4.97%    4.81%    4.45%
   IBC U.S.
   Treasury                                                       * Corresponding fund: Institutional Government Money
   Average     4.65%   4.73%   4.60%      4.27%                   Market Fund
                                                                  + The ratio of expenses to average net assets for the
                                                                  years 1994 through 1998 was 0.42%, 0.42%, 0.44%, 0.32%,
  * Corresponding fund: Institutional Treasury Money              0.35%
  Market Fund                                                     ++Fund inception (1/4/93).  Average inception computed
  + The ratio of expenses to average net assets for the           from (12/31/92)
  ears 1994 through 1998 was 0.45%, 0.44%, 0.44%, 0.33%,
  0.37%
   ++ Fund inception (1/4/93). Average inception computed
   from (12/31/92).






   Management                                                   Year 2000 issues

   ABN AMRO Asset Management (USA) Inc., 208 South              The funds depend on the smooth functioning of
   LaSalle Street, Chicago, IL 60604, is the                    computer systems in almost every aspect of their
   investment advisor for each fund.  ABN AMRO Asset            business. Like other mutual funds, businesses and
   Management was organized in March 1991 under the             individuals around the world, the funds could be
   laws of the State of Delaware.  The investment               adversely affected if the computer systems used
   advisor manages assets for individuals,                      by its service providers do not properly process
   corporations, unions, governments, insurance                 dates on and after January 1, 2000, and
   companies, and charitable organizations.  As of              distinguish between the year 2000 and the year
   September 30, 1999, the investment advisor managed           1900. The funds have asked their service
   approximately $[____] billion in assets.  The                providers whether they expect to have their
   investment advisor is an indirect, wholly owned              computer systems adjusted for the year 2000
   subsidiary of ABN AMRO Bank, N.V.                            transition, and are seeking assurances from their
                                                                service providers that they are devoting
  The investment advisor will make investment
  decisions                                                     significant resources to prevent  material  adverse
  for the  funds
  and will  review,  supervise,  and                            consequences  to  the  funds.  While  it  is  likely
  administer  each  fund's
  investment  program.  The                                     that such  assurances  will be  obtained,  the funds
  Trustees of the funds will supervise the investment           and their shareholders may experience losses if
  advisor and establish  policies that the investment           these assurances prove to be incorrect or as a
  advisor must follow in its day-to-day
  management                                                    result of year 2000 computer difficulties
  activities.                                                   experienced by U.S. and foreign issuers of
                                                                portfolio securities, particularly governmental
  For its advisory services, the investment advisor is          issuers, or third parties, such as custodians,
  entitled to receive .10% of each fund's average net           banks, broker-dealers or others with which the
  assets.                                                       funds do business.  Furthermore, many foreign
                                                                countries are not as prepared as the U.S. for the
  The investment advisor may, from time to time and at          year 2000 transition.  Aa a result,  computer
  its own expense,  provide promotional  incentives,  in the    difficulties  in  foreign  markets  and  with foreign
  form of cash or  other
  compensation,  to  certain                                    institutions  as a result of the year 2000 may add
  financial  institutions whose representatives have sold       to the possibility of losses  for  the
  or  are  expected  to  sell significant amounts of            Institutional  Prime Money Market fund, which may
  the Funds' shares. Some of these financial institutions may   invest in foreign securities, and its
  be affiliated
  with the investment advisor.                                  shareholders.

  Karen Van Cleave, Senior Vice President of the investment advisor, serves as portfolio manager of each Fund. Ms. Van Cleave joined the investment advisor in January 1994. Prior to 1994, Ms. Van Cleave was a Vice
  President/Portfolio Manager at Chemical Investment
  Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van
  Cleave earned her B.S. in Business Administration from Boston University.





   TRANSACTION POLICIES                                    Orders  in
                                                           proper   form  placed
                                                           prior  to 5:00  p.m.,
                                                           and     for     which
                                                           payments are received
                                                           in or converted  into
                                                           Federal
   Fund shares are offered to institutional                Funds by 6:00 p.m., will become effective at the price
   investors, acting for themselves or in a                determined at 5:00 p.m. on that day.  Shares thus
   fiduciary, advisory, agency, and custodial or           purchased will receive the dividend declared on that
   similar capacity.  Generally, each                      day.
   institutional investor must open a single
   master account with the fund. The funds may             All times are Eastern time.
   request investors to maintain separate master
   accounts for shares held by the investor for            ______________________________________________
   its own account, for the account of other
   institutions and for accounts for which the              Minimum investment
   institution acts as a fiduciary, or in some
   other capacity.  Institutions purchasing                The minimum  initial  investment in  Institutional
   Institutional shares on behalf of their clients         shares is $5,000,000.
   may establish their own transaction policies,
   limitations and fees that are different from
   the transaction policies, limitations and fees
   that are described in this prospectus.

   Purchasing Shares

   Shares are  purchased at the fund's net
   asset value (NAV). The NAV for each share class of a fund is calculated once a day, at 5 p.m.
   on each  business
   day, excluding major holidays. An order will be priced at the next NAV calculated after the fund accepts the order. Each fund uses the amortized cost method to value its investments.
   Portfolio
   securities are valued at their purchase price, adjusted for discounts or premiums reflected in their acquisition cost. The amortized cost method of valuation is designed to help the fund maintain a constant price of $1.00 per share.




   Selling shares                                          General policies

   Investors may redeem shares at any time, by             The funds will not be responsible for any  fraudulent
   wire or telephone.  The investor will receive           telephone order,  provided that they take reasonable
   the next NAV calculated  after the fund's               measures to verify the order and the investor did not
   transfer  agent
   or other authorized agent                               decline telephone privileges on the application.
   accepts the investor's order.  Ordinarily,
   redemption proceeds are sent to investors               The funds each have the right to:
   within one week of a redemption request.
                                                           change or waive the minimum investment amounts
   Selling recently purchased shares may result in
   a delay in  receipt  of an  investor's redemption       refuse  any  purchase  or exchange of shares if it
   proceeds of up to eight business days or until          could adversely  affect  the fund or its operations
   the fund has collected  payment
   from the investor.                                      change or discontinue exchange privileges or
                                                           temporarily suspend  exchange privileges during
                                                           unusual market conditions (see Investor Services)

                                                           delay     sending
                                                           redemption
                                                           proceeds for up to
                                                           seven         days
                                                           (generally applies
                                                           only in  cases  of
                                                           very         large
                                                           redemptions,
                                                           excessive  trading
                                                           or during  unusual
                                                            market conditions)

                                                           Each  fund  may  also
                                                           make a "redemption in
                                                           kind"  under  certain
                                                           circumstances  (e.g.,
                                                           if   the   investment
                                                           manager    determines
                                                           that the amount being
                                                           redeemed   is   large
                                                           enough to affect fund
                                                           operations).
                                                           Investors who receive
                                                           a redemption  in kind
                                                           may  be  required  to
                                                           pay  brokerage  costs
                                                           to      sell      the
                                                           securities
                                                           distributed   by  the
                                                           fund,  as well as the
                                                           taxes   on  any  gain
                                                           from the sale.





   DISTRIBUTIONS AND TAXES                                 INVESTOR SERVICES

   Typically, each fund pays its shareholders              Exchange privilege
   dividends from its net investment income once a
   month, and distributes any net capital gains            An investor may exchange Institutional shares of any
   once a year.  The funds do not expect to                fund for Institutional shares of any other fund by
   distribute capital gains to shareholders.               requesting an exchange in writing or by telephone.  New
   Dividends and distributions are reinvested in           accounts established through an exchange will have the
   additional fund shares unless the investor              same privileges as the original account (as long as they
   instructs the fund otherwise.                           are available).  Please read the current prospectus for
                                                           a fund before exchanging into it.
   U.S. shareholders generally must pay taxes on
   dividends and distributions paid by the funds           Account statements
   (unless, for example, the investment is in a
   tax-advantaged account).                                Every investor receives regular account statements.
                                                           Investors will also receive an annual statement that
   The  length  of  time  that  an  investor
   has  been  in                                           describes  the  tax characteristics  of any  dividends  and
   the fund  and  whether  the  investor                   distributions
   reinvests distributions                                 the fund  has paid to the investor during
   or takes them in cash will not                          the year.
   affect the tax status of any distribution.

   Each  investor's  tax  situation  is  unique.
   Investors  should  consult  a
   professional about federal, state
   and local tax consequences.



INSTRUCTIONS

   TO ESTABLISH AN ACCOUNT                 TO BUY ADDITIONAL SHARES               TO SELL SHARES

   Please call a fund                      Please      call     a     fund        Please call a fund representative
   representative before wiring            representative   before  wiring        before redeeming shares.
   funds.                                  funds.
                                                                                  Wire  Be sure the fund has your
   Wire  Transmit your investment          Wire  Transmit your investment         bank account information on file.
   to Boston Safe Deposit and              to Boston Safe Deposit and             Proceeds will be wired to your
   Trust with these instructions:          Trust with these instructions:         bank.


   ABA #011001234                          ABA #011001234
      fund name and DDA#                      fund name and DDA#

   h  ABN AMRO Institutional Prime
      Money Market Fund                       ABN    AMRO    Institutional
      DDA #________________                   Prime Money Market Fund
                                              DDA #________________
   h  ABN AMRO Institutional
      Treasury Money Market Fund
      DDA #________________                   ABN    AMRO    Institutional
                                              Treasury Money Market Fund
                                              DDA#_________________
      ABN AMRO Institutional
      Government Money Market Fund
      DDA #_________________                  ABN    AMRO    Institutional
                                              Government Money Market Fund
                                              DDA #_________________
   the Institutional share class

      your Social Security or tax          the Institutional share class
      ID number                            h  account number
                                           h  account registration
   account registration
                                          dealer number, if applicable
   dealer number, if applicable

   account number

   Call us to obtain an account number. Return your application with the account number on the application.


   To open an account, make subsequent investments, or to sell shares, please contact your ABN AMRO fund representative or call 1-800-814-3402.

                                                                                                                For More Information


   To obtain  information:
                                                            More  information on
                                                            each     fund     is
                                                            available  free upon
                                                            request,   including
                                                            the following:
   By telephone
   Call 1-800-814-3402                                      Annual/Semiannual Reports

   You   can   obtain   product   information   and         Describes  each  fund's   performance,   and  lists  its
   literature online.                                       portfolio holdings.

   By mail  Write to:                                       Statement of Additional Information (SAI)
   ABN AMRO Funds
   P.O. Box 60549                                           Provides   more   details   about   each  fund  and  its
   King of Prussia, PA 19406-0549                           policies.  A current SAI is on file with the  Securities
                                                            and Exchange  Commission  (SEC) and is  incorporated  by
   On the Internet Online fund documents can be             reference into this prospectus.
   viewed or downloaded from:
   www.abnamrofunds-usa.com


   You can also obtain copies of fund documents by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You may also view or download text-only versions of fund documents from: www.sec.gov


   Institutional Prime Money Market Fund
   SEC file number: ________

   Institutional Treasury Money Market Fund
   SEC file number: _________

   Institutional Government Money Market Fund
   SEC file number: _________

                                               ABN AMRO Funds
                                 Institutional Prime Money Market Fund(US)
                                Institutional Treasury Money Market Fund(US)
                               Institutional Government Money Market Fund(US)
                                                (the "Funds")

                           Institutional Shares and Institutional Service Shares

                                              Investment Advisor:
                                      ABN AMRO Asset Management (USA) Inc.

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of ABN AMRO Funds (the "Trust"), of which each Fund is a series, and should be read in conjunction with the prospectuses dated November ___, 1999. The Funds have two prospectuses. One prospectus relates to Institutional shares of the Funds and the other relates to Institutional Service shares ("Service shares") of the Funds.

Prospectuses may be obtained by writing to First Data Distributors, Inc. (the "Distributor"), 4400 Computer Drive, Westborough, Massachusetts 01581, or by calling 1-800-443-4725.

                                                         TABLE OF CONTENTS
THE TRUST..................................................................... 3
DESCRIPTION OF PERMITTED INVESTMENTS...........................................3
INVESTMENT LIMITATIONS........................................................14
NON-FUNDAMENTAL POLICIES......................................................15
MANAGEMENT OF THE FUND........................................................15
TRUSTEES AND OFFICERS OF THE TRUST............................................15
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................17
INVESTMENT ADVISORY AND OTHER SERVICES........................................18
THE ADVISOR...................................................................18
DISTRIBUTION AND SHAREHOLDER SERVICING........................................18
THE ADMINISTRATOR AND SUB-ADMINISTRATOR.......................................19
THE TRANSFER AGENT............................................................20
   THE CUSTODIAN           20
COUNSEL AND AUDITORS..........................................................20
BROKERAGE ALLOCATION AND OTHER PRACTICES......................................20
PORTFOLIO TRANSACTIONS........................................................20
TRADING PRACTICES AND BROKERAGE...............................................21
DESCRIPTION OF THE TRUST......................................................22
PURCHASE AND REDEMPTION OF SHARES.............................................22
SHAREHOLDER LIABILITY.................................................... ....24
DETERMINATION OF NET ASSET VALUE..............................................24
TAXATION......................................................................25
GENERAL INFORMATION ABOUT FUND PERFORMANCE....................................27
COMPUTATION OF YIELD..........................................................28
LIMITATION OF TRUSTEES' LIABILITY.............................................29
APPENDIX                                                                     A-1

November ___ , 1999

THE TRUST

ABN AMRO Funds (prior to April 29, 1998, Rembrandt Funds) is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated September 17, 1992. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each series. Currently, the Trust has 30 series. Generally, investors may purchase shares of the Funds through two separate classes, Institutional shares and Service shares which provide for variations in shareholder servicing fees and other expenses. Except for these differences between Institutional shares and Service shares, each share of each Fund represents an equal proportionate interest in that Fund.

   ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Early Closing Risk

Unanticipated early closings of markets or exchanges may result in a Fund being unable to sell or buy securities on that day. If an exchange or market closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

  Foreign Exchange Risk

  Many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses for the Funds and their shareholders.

DESCRIPTION OF PERMITTED INVESTMENTS

   ASSET-BACKED SECURITIES

Asset-backed securities are offered by trusts and are secured by company receivables, truck and auto loans, leases or credit card receivables. Such securities are generally issued as passthrough certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities eligible for purchase by a Fund are generally those securities issued as short-maturity tranches of large securitizations, which receive principal and cash flow before other tranches. Other asset-backed securities are short term debt instruments similar to commercial paper but secured by a pool of public or private asset backed transactions. A Fund may invest in other eligible asset-backed securities that may be created in the future if the Advisor determines they are suitable.

Asset-backed securities may be traded over-the-counter and typically have short to intermediate maturities depending on the cash flows of the underlying financial assets which are passed through to the security holder.

Principal and interest on asset-backed commercial paper may be guaranteed up to certain amounts and for a certain time period by letters of credit issued by financial institutions (such as banks or insurance companies) unaffiliated with the issuers of such securities. The purchase of asset-backed commercial paper raises risk considerations particular to the nature of the underlying instruments. [For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holder of the asset-backed securities.] There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. [In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder.]

   BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

   BORROWING

   Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to an outstanding borrowing resulting in additional transaction costs. In addition, liquidating portfolio securities may generate capital gains, which will be distributed to shareholders as taxable income or capital gains. The Funds may be required to segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings.

   CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid.

   COMMERCIAL PAPER

Commercial  paper is a term used to  describe  unsecured  short-term  promissory
notes  issued  by  banks,  municipalities,   corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

   DEMAND FEATURES AND GUARANTEES

A demand feature permits the holder of a security to demand payment before maturity. Subject to certain requirements, a Fund may rely on the demand feature to shorten the maturity of the underlying security for purposes of compliance with Rule 2a-7 under the 1940 Act. A demand feature can also provide unconditional or conditional credit support, and liquidity. In some cases, a premium may be paid for a demand feature, which may reduce the yield otherwise payable on the underlying security. The right to obtain payment from the provider of a demand feature depends on the provider's ability to pay.

A guarantee is an unconditional obligation of a person other than the issuer of the security to undertake to pay certain amounts owed to the holder of the security. A guarantee includes a letter of credit and financial guaranty (bond) insurance. The right to obtain payment from a guarantor depends on the guarantor's ability to pay.

Generally, a Fund may acquire only those demand features or guarantees that present minimal credit risks and that are "eligible securities" (see Restraints on Investments by Money Market Funds for more information). For purposes of determining the maturity of a security subject of a demand feature or guarantee, a Fund may consider the first date on which it has the right to obtain payment, although the final maturity of the underlying security is later than that date.

Dollar-denominated Securities of Foreign Banks

The Funds may invest in dollar-denominated securities of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. Dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Variable or Floating Rate Instruments

These instruments may involve a demand feature and may include variable amount master demand notes that may be backed by bank letter of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par before maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder. The amount may be increased by the holder or decreased by the holder or issuer. It is payable on demand and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Advisor, be equivalent to the commercial paper ratings applicable to the Fund's permitted investments. The Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

   GNMA CERTIFICATES

GNMA  Certificates  are securities  issued by the Government  National  Mortgage
Association ("GNMA"), a wholly owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have shorter average maturities and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within 7 days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding 7 days, if there is no secondary market for such security, and repurchase agreements with durations (or maturities) over 7 days in length.

   INVESTMENT COMPANY SHARES

Under applicable regulations, the Funds are generally prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Funds own more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to the Fund's own fees and expenses.


It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the Investment Company Act of 1940 ("1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

   LOAN PARTICIPATIONS

Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent. The secondary market, if any, for these loan participations is limited.

   Money Market Instruments

Money market instruments include certificates of deposit, commercial paper, bankers' acceptances, Treasury bills, time deposits, repurchase agreements and shares of money market funds.

   MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie May also guarantee timely distributions of scheduled principal. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity, such as a trust or corporation. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae.

FHLMC or GNMA-guaranteed mortgage pass-through certificates: For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

A Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

   MUNICIPAL SECURITIES

The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any nationally recognized statistical rating organization ("NRSRO") are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

   RECEIPTS

Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS").

   REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Funds for purposes of their investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Funds are treated as unsecured creditors and required to return the underlying securities to the seller's estate.

   RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by each of the Funds are subject to limitations imposed on money market funds under rules adopted by the SEC. Under SEC rules, money market funds may acquire only obligations that present minimal credit risks and that are "eligible securities," which generally means they are rated, at the time of investment, in the highest short-term rating category for debt obligations (within which there may be sub-categories) by at least two NRSROs (one if there is only one organization rating such obligation) in one of the two highest short-term rating categories or, if unrated, determined to be of comparable quality. First tier securities are securities that are rated by at least two NRSROs (one if it is the only organization rating such securities) or an unrated security determined to be of comparable quality. Second tier securities are eligible securities that do not qualify as first tier securities. The Advisor will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Advisor will promptly reassess whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund will dispose of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund.

   SECURITIES LENDING

Securities loaned by a Fund pursuant to an agreement which requires collateral to secure the loan are not made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of a Fund's total assets (including the value of the collateral) taken at fair market value. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund normally pays lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. Loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities. A Fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned; and (3) the Fund will receive any interest or dividends paid on the loaned securities.

   STRIPS

Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Advisor will purchase only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Funds.

Obligations of Supranational Entities

Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

   U.S. GOVERNMENT AGENCY OBLIGATIONS

Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g. GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

   U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as "Separately Traded Registered Interest and Principal Securities" ("STRIPS"), that are transferable through the Federal book-entry system.

   WHEN-ISSUED SECURITIES

When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuations due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for the purpose of leveraging.

The when-issued securities are subject to market fluctuations, and the purchaser accrues no interest on the security during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

The Funds segregate cash or liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of such commitments. Consequently, the Funds do not use such purchases for leveraging. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

   ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Temporary Defensive Investing

The investments and strategies described throughout the prospectus are those the Advisor intends to use under normal market conditions. When the Advisor determines that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. This may occur, for example, if securities markets or issuers experience difficulties with the year 2000 transition. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

INVESTMENT LIMITATIONS

Each Fund has adopted certain investment limitations which are fundamental and may not be changed without approval by a majority vote of the Fund's outstanding shares. The term "majority of the Fund's outstanding shares" means the vote of
(i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

   No Fund may:

       1. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of shares of the Fund.

       2. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

       3. Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

       4. Purchase or sell real estate or physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

       5. Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

       6. Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

       7. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

The foregoing percentages (except for the limitation on illiquid securities below) apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 10% of the Fund's net assets.

A Fund's goal may be changed without shareholder approval.

  MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in The Commonwealth of Massachusetts. The Trustees have approved contracts under which certain companies provide essential management, administrative and other services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below.

 Name Age and Address                            Position with Fund        Principal Occupation for past 5 years
 --------------------                            ------------------        -------------------------------------

Arnold F. Brookstone       (04/08/30)             Trustee, Chairman         Retired. Executive Vice President, Chief Financial
950 N. Michigan Avenue                                                      Officer and Planning Officer of Stone Container
Chicago, IL 60611                                                           Corporation (pulp and paper business), 1991-1996

William T. Simpson         (07/26/27)                  Trustee              Retired since July 1992
1318 Navajo Court
Louisville, KY 40207

Robert Fietler             (11/19/30)                  Trustee              Retired.  Chairman of Executive Committee, Board of
179 East Lake Shore Drive                                                   Directors, Weyco Group, Inc. (men's footwear), since
Chicago, IL 60611                                                           1996.  President and Director, Weyco Group, Inc.,
                                                                            1968-1996.

James Wynsma               (04/19/36)            President and CEO**        Since April 1992, Vice Chairman LaSalle National Bank
ABN AMRO Asset Management                                                   and since May 1999, President, CEO and Director ABN
  (USA) Inc.                                                                AMRO Asset Management (USA) Inc.
208 S. LaSalle Street
Chicago, IL 60604

Steven Smith               (04/20/53)          Senior Vice President**      Since 1999, Senior Vice President and Director of
 ABN AMRO Asset Management                                                  Mutual Funds for ABN AMRO Asset Management (USA) Inc.,
  (USA) Inc.                                                                1994 - 1999, Senior Vice President and Director of
208 S. LaSalle Street                                                       External Distribution (prior to 1996 Director of Retail
Chicago, IL 60604                                                           Distribution), BISYS Fund Services, 1990 - 1994, Senior
                                                                            Vice President and Director of Institutional Accounts,
                                                                            Selected Financial Services, Inc., Kemper Corporation.

Michael T. Castino         (08/10/62)             Vice President**          Since July 1997, Vice President, Fund Marketing, of ABN
ABN AMRO Asset Management                                                   AMRO Asset Management (USA) Inc.  Assistant Vice
  (USA) Inc.                                                                President, Rembrandt Product Manager of LaSalle
208 S. LaSalle Street                                                       National Bank (formerly, LaSalle National Trust, N.A.),
Chicago, IL 60604                                                           June 1995-July 1997.  Director of Fund Marketing,
                                                                            Kemper Financial Services, Inc., October 1991-June 1995.

Kathryn L. Martin          (10/23/57)             Vice President**          Since March 1998, Senior Vice President, Director of
ABN AMRO Asset Management                                                   Compliance of ABN AMRO Asset Management (USA) Inc.,
  (USA) Inc.                                                                June 1995-March 1998.  Assistant Vice President,
208 S. LaSalle Street                                                       LaSalle Street Capital Management, Ltd. (formerly,
Chicago, IL 60604                                                           Chemical Investment Group), October 1989-June 1995.

Laurie Lynch               (08/31/61)             Vice President**          Since April 1997, Marketing Associate, Fund Marketing
ABN AMRO Asset Management                                                   of ABN AMRO Asset Management (USA) Inc.  Executive
  (USA) Inc.                                                                Assistant, LaSalle Street Capital Management, Ltd.,
208 LaSalle Street                                                          April 1996-April 1997.  Municipal Underwriting
Chicago, IL 60604                                                           Assistant, Fidelity Capital Markets, September
                                                                            1994-April 1997.  Office Administrator, The Choice for
                                                                            Staffing, March 1992-September 1994.

Michael C. Kardok          (07/17/59)                 Treasurer             Vice President and Division Manager, First Data
First Data Investor Services                                                Investor Services Group, Inc.; prior to May 1994, Vice
  Group, Inc.                                                               President, The Boston Company Advisors, Inc.
4400 Computer Drive
Westborough, MA 01581

**       This person is an "affiliated
person" of both the Advisor and the
Trust, as the term is defined in
the 1940 Act.




          Name Age and Address                   Position with Fund                  Principal Occupation for past 5 years
Therese M. Hogan           (02/27/62)       Vice President and Assistant    Director of State Regulation of First Data Investor
First Data Investor Services                          Treasurer             Services Group, Inc., since June 1994.  For more than
  Group, Inc.                                                               eight years prior thereto, a paralegal at Robinson &
4400 Computer Drive                                                         Cole in Hartford, CT.
Westborough, MA 01581

Elizabeth Lawrence         (01/10/64)       Vice President and Assistant    Vice President of Client Services for First Data
First Data Investor Services                          Treasurer             Investor Services Group, Inc., since 1988.  Prior to
  Group, Inc.                                                               joining First Data, Ms. Lawrence was at Fidelity
4400 Computer Drive                                                         Investments serving in the institutional trading unit
Westborough, MA 01581                                                       and at Merrill, Lynch, Pierce, Fenner and Smith.

Marc Pierce                (04/06/62)             Vice President**          Since September 1998, Compliance Analyst of ABN AMRO
ABN AMRO Asset Management                                                   Asset Management (USA) Inc.  Compliance Analyst, The
  (USA) Inc.                                                                Northern Trust Company from August 1996 to September
208 S. LaSalle Street                                                       1998;  Tax  Analyst,  The  Northern  Trust  Company,
Chicago,  IL 60604
                                                                            September 1991 - August 1996.

            Name and Address                    Position with Corporation                       Principal Operation


Karen DePoutot             (10/07/66)              Assistant Treasurer          Director of Mutual Fund Treasury and Assistant
First Data Investor Services                                                    Treasurer for First Data Investor Services Group,
  Group, Inc.                                                                   Inc. since June 1994.  Prior to June 1994, Ms.
4400 Computer Drive                                                             DePoutot was a Senior Treasury Analyst at The New
Westborough, MA 01581                                                           England and an Assistant Vice President in the
                                                                                Mutual Fund Accounting Department at The Boston
                                                                                Company Advisors, Inc.

John H. Grady, Jr.         (06/01/61)              Assistant Secretary          Partner, Morgan, Lewis & Bockius LLP (law firm)
Morgan, Lewis & Bockius LLP                                                     since 1995; Associate, Morgan, Lewis & Bockius LLP,
1701 Market Street                                                              1993-1995.
Philadelphia, PA 19103

Richard W. Grant           (10/25/45)              Assistant Secretary          Partner, Morgan, Lewis & Bockius LLP (law firm)
Morgan, Lewis & Bockius LLP                                                     since 1989.
1701 Market Street
Philadelphia, PA 19103


For the fiscal year ended
December  31, 1998  (except as noted),
the  Trustees
received the following compensation:



--------------------------- -------------------------- -------------------------- ---------------------   -------------------------
                                                                                                         Total Compensation From
                            Aggregate Compensation                                                         Registrant and Fund
                           From Registrant through      Pension or Retirement      Estimated Annual          Complex Paid to
         Name of Person    current Fiscal Year     Benefits Accrued as Part     Benefits Upon Retirement   Directors for Fiscal
           POSITION                                          of Fund Expenses                                Year Ended 1998
------------------------ -----------------------   ------------------------     ---------------------    -----------------------
------------------------ -----------------------   ------------------------     ---------------------     -----------------------
Arnold F. Brookstone        $3,500 (estimated)         N/A                        N/A                      $14,000  for  service on
Trustee                                                                                                    one board
------------------------ ----------------------    ----------------------       ---------------------    -----------------------
------------------------ -----------------------   --------------------------   ---------------------     -----------------------
William T. Simpson          $3,500(estimated)          N/A                        N/A                      $14,000 for service on
Trustee                                                                                                    one board
------------------------ -----------------------   --------------------------   ---------------------     -----------------------
------------------------ -----------------------   --------------------------   ---------------------     -----------------------
John A. Wing                None                       N/A                        N/A                        None
Trustee/1/
------------------------ -----------------------   --------------------------   ---------------------    -----------------------
------------------------ -----------------------  --------------------------    ---------------------     -----------------------
Robert Fietler              $3,500(estimated)          N/A                        N/A                        $14,000
Trustee
------------------------ -----------------------  --------------------------    ---------------------     -----------------------
------------------------ -----------------------  --------------------------    ---------------------    -----------------------
Timothy Leach               None                       N/A                        N/A                        N/A
Trustee/1/
------------------------ -----------------------  --------------------------    --------------------- -----------------------

/1/ No longer serves on the Board.

The Trust pays the fees for unaffiliated Trustees who are not "interested persons" of the Trust. Officers and affiliated Trustees are not compensated by the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 30, 1999, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Funds. As of the same date, there were no persons owning 5% or more of the outstanding shares of any of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISOR

The Trust and ABN AMRO Asset Management (USA) Inc., 208 South LaSalle Street, Chicago, Illinois 60604 (the "Advisor"), have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisor is a direct, wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc., which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company. The Administrator and Advisor are affiliated and under the common control of ABN AMRO Holding N.V.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust. The Advisor is entitled to receive .10% of each Fund's daily net assets as its advisory fee.

The Advisor structures the Fund's portfolio based on its outlook on: interest rates, market conditions, and liquidity needs.

The Advisor's judgments about the securities markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance. In addition, the Advisor may need to change the Fund's investment strategy in response to changing market or economic conditions.

The Advisor monitors the Institutional Prime Money Market Fund's investments for credit quality changes and may adjust the average maturity of all the Funds in anticipation of changes in short-term interest rates. Important factors in this decision by the Advisor include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).


   DISTRIBUTION AND SHAREHOLDER SERVICING

First Data Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of First Data Investors Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated March 2, 1998. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. Under the Distribution Agreement, the Distributor has agreed to use its best efforts in connection with the distribution of Fund shares. Fund shares are offered continuously.

   SHAREHOLDER SERVICING PLAN

The Trust has adopted a shareholder servicing plan for the Service shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of .25% of the average daily net assets of the Service shares. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.


THE ADMINISTRATOR AND SUB-ADMINISTRATOR

ABN AMRO Fund Services, Inc. (the "Administrator") serves as the Administrator for the Trust. The Administrator is an affiliate of the Advisor and both are under common control of ABN AMRO Holding N.V., a Netherlands company. As Administrator, it provides the Trust with administrative services, including oversight and monitoring of the sub-administrator, transfer agent, distributor and custodian. The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% of the average daily net assets of the Funds.

Under the Administration Agreement: (i) the Administrator is entitled to receive a fee at an annual rate of 0.05% of the average daily net assets of the Funds;
(ii) the Trust may withhold a portion of this fee in the event that the Administrator fails to perform its duties according to the performance standards as set forth in the Agreement; and (iii) the Trust agreed to pay the Administrator $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if the Trust terminates the Agreement in the second year. The Administrator has agreed to waive a portion of its fees through April 2000 in order to reduce total annual fund operating expenses.

The Administrator, a Delaware corporation, has its principal business offices at 208 South LaSalle Street, Chicago, Illinois 60604. ABN AMRO Holding N.V. and its subsidiaries and affiliates, including the Administrator, are global providers of financial services, including banking and investment management.

First Data Investor Services Group, Inc.("Investor Services Group") serves as the Sub-Administrator for the Trust. As Sub-Administrator it provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Fund Accounting Agreement with the Administrator.

Under the Sub-Administration Agreement: (i) the Sub-Administrator is entitled to receive a fee at an annual rate of 0.02% of the average net assets of the Trust;
(ii) the Administrator may withhold a portion of this fee in the event that the Sub-Administrator fails to perform its duties according to the performance standards as set forth in the Agreement; and (iii) the Administrator agreed to pay the Sub-Administrator $1,500,000 if the Administrator terminates the Agreement within the first year and $750,000 if the Administrator terminates the Agreement in the second year.

Investor Services Group, a Massachusetts corporation and a wholly-owned subsidiary of First Data Corporation, has its principal offices at 4400 Computer Drive, Westborough, Massachusetts 01581. First Data Corporation and its subsidiaries and affiliates, including Investor Services Group, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

THE TRANSFER AGENT

The Trust and Investor Services Group (the "Transfer Agent"), have entered into a transfer agency agreement (the "Transfer Agency Agreement") dated May 11, 1998. Under the Transfer Agency Agreement, the Transfer Agent is entitled to receive fees for its services, which may be reduced in the event that the Transfer Agent fails to meet certain performance standards set forth in the Agreement. Under the Agreement, the Trust agreed to pay the Transfer Agent $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if it terminates the Agreement during the second year. The Investor Services Group provides transfer agency services to the Trust at Investor
Services Group's facility located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-10549.

THE CUSTODIAN

The Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017, acts as custodian of the Trust. The Custodian holds cash, securities, and other assets of the Trust as required by the Investment Company Act of 1940.

COUNSEL AND AUDITORS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as the independent auditors of the Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, research and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. The Advisor usually deals directly with the dealers who make a market in the securities, unless better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Advisor selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of their judgment of the professional capability of the brokers or dealers to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refer to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Advisor may place a combined order for two or more accounts or Funds engaged in the purchase or sale of the same security if, in their judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. It is believed that an ability to participate in volume transactions will generally be beneficial to the accounts and Funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds may place orders with broker-dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Fund's Advisor are brokers in the ABN AMRO International brokerage network.

DESCRIPTION OF THE TRUST

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings but such meetings will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges and taxes on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all series (including the Funds) of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

Your purchase request may be canceled if the Custodian does not receive federal funds before net asset value is determined on the next Business Day, and you could be liable for any fees or expenses incurred by the Trust.

A redemption request submitted by mail must be received by the Transfer Agent in order to constitute a valid request for redemption. The Transfer Agent may require that the signature on the written request be guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. This signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at the address of record or to a commercial bank account previously designated either on the Account Application or by written instruction to the Transfer Agent.

You may redeem your Shares by writing checks on your account. Once you have signed and returned a signature card, you will receive a supply of checks. A check may be made payable to any person, and your account will continue to earn dividends until the check clears.

Because of the difficulty of determining in advance the exact value of a Fund account, you may not use a check to close your account. The checks are free, but your account may be charged a fee for stopping payment of a check upon your request or if the check cannot be honored because of insufficient funds or other valid reasons.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Advisor, the Administrator and/or the Custodian are not open for business.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the
Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and a financial intermediary experiences difficulties placing redemption orders by telephone, the intermediary may wish to consider placing the order by other means.

Share certificates are issued only upon written request. No certificates are issued for fractional shares.

Fund shares cannot be purchased by wire on Federal holidays that restrict wire transfers or on a day when the Federal Reserve is closed. You may purchase a Fund's shares on any business day, excluding major holidays ("Business Day"). Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day.

Effective September 1, 1999, the Trust has authorized certain brokers and intermediaries to accept on its behalf purchase and redemption orders under certain terms and conditions. These brokers and intermediaries are authorized to designate other parties to accept purchase and redemption orders on a Fund's behalf subject to those terms and conditions. Under this arrangement, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or intermediary or, if applicable, authorized designee, accepts the order in accordance with a Fund's instructions. Customer orders that are properly transmitted to a Fund will be priced at the net asset value per share computed after the order is accepted by the authorized broker, intermediary or designee.

If you own shares that are registered in your intermediary's name, and you want to change the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make this change.

  Telephone transactions with the Funds to buy, sell or exchange Fund shares are extremely convenient, but not without risk. In order to keep your telephone transactions as safe, secure, and risk-free as possible, we have developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. We are not responsible for any loss, liability, cost, or expense for following telephone or wire instructions we reasonably believe to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss. If your intermediary chooses to make telephone transactions, you and your intermediary will generally bear the risk of any loss.

  You, or your intermediary, may not close your account by telephone.

Provision of Taxpayer Identification Numbers

Federal regulations require that you provide a certfied Taxpayer Identification Number ("TIN") upon opening or reopening an account. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service

Dividend Reinvestment

To elect cash payment of dividends instead of automatic reinvestment in Fund shares, you must notify us in writing prior to the date of distribution. Your election will become effective for dividends paid after we receive your written notice. To cancel your election, simply send us written notice.


SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust, under certain circumstances, could be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the total number of outstanding shares. Although the methodology and procedures are identical, the net asset value per share of Institutional shares and Service shares within the Funds may differ because of the shareholder servicing expenses charged to Service shares.

Securities of the Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of the Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds' amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXATION

The following is only a summary of certain income tax considerations generally affecting a Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.

   FEDERAL INCOME TAX

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986 (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. No attempt has been made to present a detailed explanation of the Federal, state, or local income tax treatment of a Fund or its shareholders. In addition, state and local tax consequences on an investment in a Fund may differ from the Federal income tax consequences described below. Accordingly, you are urged to consult your tax advisor regarding specific questions as to Federal, state, and local income taxes.

   TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for Federal income tax purposes and is not combined with the other Funds or other series of the Trust. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Code. As long as each Fund qualifies for this special tax treatment, it will be relieved of Federal income tax on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) which is distributed to shareholders.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (a) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; and (b) diversify its holdings so that: (i) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the 4% federal excise tax.

   TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Distributions from net investment income will be taxable to you as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually as capital gains and will be treated as gain from the sale or exchange of capital assets held for more than one year, regardless of how long you have held shares and regardless of whether the distributions are received in cash or in additional shares. Each Fund will notify you annually of the Federal income tax character of all distributions.

Certain securities purchased by a Fund (such as STRIPS, TRS, TIGRs and CATS) are sold at original issue discount, and thus do not make periodic cash interest payments. A Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. [Because each Fund distributes substantially all of its net investment income to shareholders, a Fund may have to sell portfolio securities to distribute such income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.]

Income received on U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by you as income dividends from the Fund, provided certain state-specific conditions are satisfied. Each Fund will inform you annually of the percentage of income and distributions derived from U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Fund is considered tax exempt in your particular state.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year, if paid by the Fund at any time during the following January.


If for any taxable year a Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such case, distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

   STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should verify their state and local tax liability with their tax advisors.

GENERAL INFORMATION ABOUT FUND PERFORMANCE

From time to time a Fund may advertise its current yield and effective compound yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective compound yield is calculated similarly, but when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective compound yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Securities Corp.) or by financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Fund may quote various measures of volatility and benchmark correlation in advertising, and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to benchmark while measures of benchmark correlation indicate the validity of a comparative benchmark. Measures of volatility and correlation are calculated using averages of historical data and cannot be precisely calculated.

The performance of Institutional shares will normally be higher than that of Service shares because of the additional shareholder service expenses charged to Service shares.
COMPUTATION OF YIELD

From time to time the Funds may advertise their current yield and effective compound yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return + 1(365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

Yield = 2[((a-b)/(cd) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

   LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

APPENDIX

Ratings
NRSROs provide ratings for certain instruments in which the Funds may invest. [For example, bonds rated in the fourth highest rating category (investment grade bonds) have an adequate capacity to pay principal and interest, but may have speculative characteristics as well.] The quality standards of debt securities and other obligations as described for the Funds must be satisfied at the time an investment is made. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Advisor will promptly reassess whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund will dispose of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund. The Funds may invest in unrated securities that the Advisor determines to be of comparable quality at the time of purchase.

   Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc.
("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Limited and IBCA, Inc. (together, "IBCA").

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with "extremely strong safety characteristics." Those rated A-1, the highest rating category, reflect a "satisfactory" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

The rating F-1+ (Exceptionally Strong) is the highest commercial paper rating assigned by Fitch.. Paper rated Fitch-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+ the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating category established by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating category, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

   Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by S&P, Moody's, Fitch, Duff and IBCA.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

[Bonds which are rated BBB are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.]

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

[Debt rated Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.]

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market. Fitch uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Fitch uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

                                              ABN AMRO FUNDS

                                        PART C: OTHER INFORMATION
                                     Post Effective Amendment No. 19

Item 23. Exhibits

a(1) Agreement and Declaration of Trust and Amendment thereto as originally filed as Exhibit 1 to Registrant's initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 1 Post-Effective Amendment No. 11, filed April 29, 1997.

 a(2) Amendment dated October 20, 1992 to Registrant's Agreement and Declaration of Trust as originally filed as Exhibit 1(b) with Registrant's Pre-Effective Amendment No. 1 filed on December 3, 1992 and incorporated by reference to Exhibit 1(a) Post-Effective Amendment No. 11, filed April 29, 1997.

a(3) Amendment dated April 27, 1998 to Registrant's Agreement and Declaration of Trust is incorporated by reference to Exhibit 1(b) Post-Effective Amendment No. 16, filed June 30, 1998.

b(1) Registrant's By-Laws as originally filed as Exhibit 2 with Registrant's initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 2 Post-Effective Amendment No. 11, filed April 29, 1997.

b(2) Registrant's restated By-Laws as of March 11, 1998 are incorporated by reference to
         Exhibit 2 Post-Effective Amendment No. 16, filed June 30, 1998.

b(3) Amendment to Registrant's By-Laws is incorporated by reference to Exhibit 2(a) Post-Effective Amendment No. 16, filed June 30, 1998.

c                 Not applicable.

d(1) Investment Advisory Agreement with LaSalle Street Capital Management, Ltd. as originally filed as Exhibit 5(b) with Registrant's initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 5 Post-Effective Amendment No. 11, filed April 29, 1997.

d(2) Form of Amendment to Schedule A to Investment Advisory Agreement dated December 31, 1992 is incorporated by reference to Exhibit 5(a) Post-Effective Amendment No. 16, filed June 30, 1998.

d(3) Amendment to Schedule A to the Investment Advisory Agreement between ABN AMRO Asset Management (USA) Inc. and the Registrant, on behalf of the Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund and the Institutional Government Money Market Fund, dated September 16, 1999 to be filed by subsequent amendment.

d(4) Contractual Advisory Agreement between Registrant and ABN AMRO Asset Management (USA) Inc. dated March 30, 1999 is incorporated by reference to Exhibit h(10) Post-Effective Amendment No. 18, filed May 4, 1999.

d(5) Investment Sub-Advisory Agreement between LaSalle Street Capital Management Ltd., on behalf of the Registrant, and ABN AMRO-NSM International Funds Management B.V. as originally filed as Exhibit 5(c) with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 5(a) Post-Effective Amendment No. 11, filed April 29, 1997.

e(1) Distribution Agreement as originally filed as Exhibit 6 with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 6 Post-Effective Amendment No. 11, filed April 29, 1997.

e(2) Distribution Agreement between the Registrant and First Data Distributors, Inc. dated February 26, 1998 is incorporated by reference to Exhibit 6(a) Post-Effective Amendment No. 15, filed April 28, 1998.

e(3) Form of Amendment to Schedule A to the Distribution Agreement, dated February 26, 1998 is incorporated by reference to Exhibit 6(a) Post-Effective Amendment No. 16, filed June 30, 1998.

e(4) Form of Amendment to Schedule A to the Distribution Agreement between the Registrant, on behalf of the Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund and the Institutional Government Money Market Fund, and First Data Distributors, Inc., dated September 16, 1999, to be filed by subsequent amendment.

f                 Not applicable.

g(1) Custodian Agreement as originally filed as Exhibit 8(a) with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 8 Post-Effective Amendment No. 11, filed April 29, 1997.

g(2) Sub-Custodian Agreement between CoreStates Bank, N.A. and Barclays Bank PLC as filed as Exhibit 8(a)(1) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed on January 13, 1995.

g(3) Global Custody Agreement between the Registrant and The Chase Manhattan Bank, dated August 13, 1998, to be filed by subsequent amendment.

g(4) Amendment to Schedule A to the Global Custody Agreement, dated August 13, 1998, between the Registrant and The Chase Manhattan Bank to be filed by subsequent amendment.

h(1) Transfer Agency and Services Agreement, dated February 26, 1998, between the Registrant and First Data Investor Services Group, Inc. is incorporated by reference to Exhibit 8(b) Post-Effective Amendment No. 16, filed June 30, 1998.

h(2) Amendment to Exhibit 1 to the Transfer Agency and Services Agreement, dated February 26, 1998, is incorporated by reference to Exhibit 8(c) Post-Effective Amendment No. 16, filed June 30, 1998.

h(3) Amendment to Exhibit 1 to the Transfer Agency and Services Agreement, dated February 26, 1998, to be filed by subsequent amendment.

h(4) Administration Agreement as originally filed as Exhibit 5(a) with Registrant's Pre-Effective Amendment No. 1 filed on December 3, 1992 and incorporated by reference to Exhibit 9, Post-Effective Amendment No. 11, filed April 29, 1997.

h(5) Consent to Assignment and Assumption (of the Administration Agreement) incorporated by reference to Exhibit 9(a), Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on October 17, 1997.

h(6)  Administration  Agreement  between the  Registrant and First Data Investor
Services   Group,   Inc.,   is   incorporated   by  reference  to  Exhibit  9(c)
Post-Effective Amendment No. 15, filed April 28, 1998.

h(7) Contractual Administrative Agreement between Registrant and ABN AMRO Fund Services, Inc. dated March 30, 1999 is incorporated by reference to Exhibit h(11) Post-Effective Amendment No. 18, filed May 4, 1999.

h(8) Administration and Fund Accounting Agreement between the Registrant and ABN AMRO Fund Services, Inc., is incorporated by reference to Exhibit h(8) Post-Effective Amendment No. 17, filed March 1, 1999.

h(9) Form of Amendment to Administration and Fund Accounting Agreement between the Registrant, on behalf of the Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund and the Institutional Government Money Market Fund, and ABN AMRO Fund Services, Inc. to be filed by subsequent amendment.

h(10) Contractual Administrative Agreement between Registrant, on behalf of the Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund and the Institutional Government Money Market Fund, and ABN AMRO Fund Services, Inc., to be filed by subsequent amendment.

h(11) Sub-Administration and Fund Accounting Agreement between First Data Investor Services Group, Inc. and ABN AMRO Fund Services, Inc., is incorporated by reference to Exhibit h(9) Post-Effective Amendment No. 17, filed March 1, 1999.

h(12) Form of Amendment to Sub-Administration and Fund Accounting Agreement between First Data Investor Services Group, Inc. and ABN AMRO Fund Services, Inc., to be filed by subsequent amendment.

h(13) Shareholder Servicing Agent Agreement for Investor Class shares between the Registrant and First Data Distributors, Inc. is incorporated by reference to
Exhibit 9(a) Post-Effective Amendment No. 16, filed June 30, 1998.

h(14) Form of Shareholder Servicing Agent Agreement for Institutional Service Class shares between the Registrant and First Data Distributors, Inc. to be filed by subsequent amendment.

h(15) Shareholder Service Plan and Agreement between Rembrandt Funds and Rembrandt Financial Services Company dated August 4, 1997 incorporated by reference to Exhibit 9(b), Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed on October 17, 1997.

h(16)  Shareholder  Service Plan and Agreement  between the Registrant and First
Data   Distributors,   Inc.  is   incorporated  by  reference  to  Exhibit  9(b)
Post-Effective Amendment No. 16, filed June 30, 1998.

h(17) Form of Shareholder Servicing Plan for Institutional Service Class Shares between the Registrant and First Data Distributors, Inc. to be filed by subsequent amendment.

i Opinion and Consent of Counsel as originally filed as Exhibit 10 with Registrant's Post-Effective Amendment No. 2 and incorporated by reference to Exhibit 10 of Post-Effective Amendment No. 11, filed April 29, 1997.

j      Not applicable.

k        Not applicable.

l(1) Purchase Agreement between the Registrant and First Data Distributors, Inc. is incorporated by reference to Exhibit 13, Post-Effective Amendment No. 16, filed June 30, 1998.

l(2) Purchase Agreement between the Registrant, on behalf of the Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund and the Institutional Government Money Market Fund, and First Data Distributors, Inc. to be filed by subsequent amendment.

m(1) Distribution Plan - Investor Class as originally filed as Exhibit 15 with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to
Exhibit 15 of Post-Effective Amendment No. 11, filed April 29, 1997.

m(2) Distribution Plan - Investor Class between the Registrant and First Data Distributors, Inc. as of February 26, 1998 is incorporated by reference to
Exhibit 15(a) of Post-Effective Amendment No. 15, filed April 26, 1998.

n(1) Rule 18f-3 Plan as originally filed as Exhibit 18 with Registrant's Post-Effective Amendment No. 8 and incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 11, filed April 29, 1997.

n(2) Form of Amendment to Rule 18f-3 Plan , on behalf of the Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund and the Institutional Government Money Market Fund, to be filed by subsequent amendment.

o(1) Powers of Attorney are incorporated by reference to Exhibit 24 of Post-Effective Amendment No. 13, filed April 16, 1998.

o(2)    Power of Attorney is filed herein.

Item 24. Persons Controlled by or under Common Control with Registrant:

    See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships.

Item 25. Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser:

Name and Position            Name of                                     Connection with
with Investment Advisor      Other Company                               Other Company

John M. Kramer               ABN AMRO Incorporated                       Secretary, General Counsel
Director                                                                 Senior Vice President
                             ABN AMRO Capital Markets Holding, Inc.      Secretary
                             ABN AMRO Acceptance Corporation             Director & Secretary
                             ABN AMRO Commodity Finance, Inc.            Director & Secretary
                             ABN AMRO Funding Corporation                Secretary
                             ABN AMRO Funds Services, Inc.               Director
                             ABN AMRO Investment Services, Inc.          Assistant Secretary
                             ABN AMRO Mezzanine Management, Inc.         Director & Secretary




Name and Position            Name of                                     Connection with
with Investment Advisor      Other Company                               Other Company

                             ABN AMRO Mezzanine Management II, Inc.      Director & Secretary
                             ABN AMRO Mortgage Corporation               Assistant Secretary
                             ABN AMRO Sage Corporation                   Secretary
                             Bluestone Private Equity Management, Inc.   Director & Secretary

                             ChiCorp Financial Services, Inc.            Director & Secretary
                             Jackson LaSalle Investment Services, Inc.   Director & Secretary

Wilbert Thiel                ABN AMRO Incorporated                       President, CEO, Director
Director                     Securities Industry Association             Director
                             Lutheran Social Services of Illinois        Director & Officer
                             Chicago Area Council of the Boy Scouts
                                of America                               Director

Dexter Tong                  ABN AMRO Incorporated                       Senior Vice President
Treasurer

James B. Wynsma              LaSalle Bank N.A.                             Vice Chairman, Director
President, CEO               LaSalle National Corporation                Director
                             ABN AMRO Investment Services                Director
                             ABN AMRO Funds                              President

Norman Bruce Callow          LaSalle Bank N.A.                           Executive Vice President
Executive Vice President

Jon T. Ender                 None
Executive Vice President

Randall C. Hampton           LaSalle Bank N.A.                           Executive Vice President
Executive Vice President

Dennis P. Sheehan            None
Executive Vice President

Johannes N.A. Specker        ABN AMRO Bank N.V.                          Senior Vice President
Group Senior Vice President

Linda L. Turner              LaSalle Bank N.A.                           Group Senior Vice President
Group Senior Vice President

George J. Baxter             None
Senior Vice President

Paul Becker                  LaSalle Bank N.A.                           Group Senior Vice President
Senior Vice President

Gregory D. Boal              LaSalle Bank N.A.                           Vice President
Senior Vice President



Name and Position            Name of                                     Connection with
with Investment Advisor      Other Company                               Other Company

Lawrence J. Brottman         None
Senior Vice President

Edwin M. Bruere              None
Senior Vice President

A. Wade Buckles              LaSalle Bank N.A.                           First Vice President &
Senior Vice President                                                    Assistant Secretary

Jac A. Cerney                LaSalle Bank N.A.                           Vice President &
Senior Vice President                                                    Assistant Secretary

Nancy J. Holland             None
Senior Vice President

Mark Karstrom                LaSalle Bank N.A.                           Vice President &
Senior Vice President                                                    Assistant Secretary


Steven P. Klimkowski         None
Senior Vice President

Susan E. Lorsch              None
Senior Vice President

Kathryn L. Martin            ABN AMRO Funds                              Vice President
Senior Vice President

George S. McElroy, Jr.       None
Senior Vice President

Thomas F. McGrath            LaSalle Bank N.A.                           Senior Vice President &
Senior Vice President                                                    Assistant Secretary

Scott Moore                  None                                        Senior Vice President

Mark T. Morgan               LaSalle Bank N.A.                           Assistant Vice President &
Senior Vice President                                                    Assistant Secretary

Steve Smith                  ABN AMRO Funds                              Senior Vice President
Senior Vice President

Daniel Strumphler            None
Senior Vice President

Karen L. Van Cleave          LaSalle Bank N.A.                           Vice President  & Assistant
Senior Vice President                                                    Secretary

Michael Wasson               None
Senior Vice President



Name and Position            Name of                                     Connection with
with Investment Advisor      Other Company                               Other Company

Peter Williams               None
Senior Vice President

Todd Youngberg               None
Senior Vice President

James J. Baudendistel        None
Vice President

Michael T. Castino           ABN AMRO Funds                              Vice President
Vice President

Brett M. Detterbeck          None
Vice President

Martin L. Eisenberg          ABN AMRO Bank N.V.                          Vice President
Vice President               ABN AMRO Capital Markets Holding, Inc.      Vice President
                             ABN AMRO Incorporated                       Vice President
                             ABN AMRO Mortgage Corp.                     Vice President
                             Netherlands Trading Society East, Inc.      Vice President
                             Pine Tree Capital Holdings, Inc.            Vice President
                             AMRO Securities, Inc.                       Vice President
                             ABN AMRO North America Finance, Inc.        Vice President
                             DBI Holdings, Inc.                          Vice President
                             ABN AMRO North America, Inc.                Senior Vice President
                             ABN AMRO Resource Management, Inc.          Vice President
                             Danic Asset Management Corp.                Vice President
                             National Asset Management                   Vice President
                             SFH, Inc.                                   Vice President
                             ABN AMRO Acceptance Corp.                   Vice President
                             ABN AMRO Credit Corp.                       Vice President
                             ABN AMRO Investment Services, Inc.          Vice President
                             ABN AMRO Leasing, Inc.                      Vice President
                             Cragin Financial Corp                       Vice President
                             Cragin Service Corp.                        Vice President
                             Cumberland & Higgins, Inc.                  Vice President
                             LaSalle  Bank, F.S.B.                       Vice President
                             Lease Plan Illinois, Inc.                   Vice President
                             LaSalle Financial Services, Inc.            Vice President
                             LaSalle Home Mortgage Corporation           Vice President
                             LaSalle National Corporation                Vice President
                             ABN AMRO Capital (USA) Inc.                 Vice President
                             Lease Plan North America, Inc.              Vice President
                             ABN AMRO Information Technology             Vice President
                               Services Company
                             Lisle Corporation                           Vice President
                             ABN AMRO Services Company, Inc.             Vice President
                             LaSalle Bank National Association           Vice President
                             LaSalle National Bancorp, Inc.              Vice President



Name and Position            Name of                                     Connection with
with Investment Advisor      Other Company                               Other Company


                             Amsterdam Pacific Corporation               Vice President
                             LaSalle Trade Services Limited              Vice President
                             CNBC Bancorp, Inc.                          Vice President
                             ChiCorp. Commodity Finance, Inc.            Vice President
                             ChiCorp. Commodities, Inc.                  Vice President
                             Bluestone Private Equity Management, Inc.   Vice President
                             Columbia Financial Services, Inc.           Vice President
                             CNBC Development Corporation                Vice President
                             CNBC Investment Corporation                 Vice President
                             CNBC Leasing Corporation                    Vice President
                             Sky Mortgage Company                        Vice President
                             Sky Finance Company                         Vice President
                             CNB Property Corporation                    Vice President
                             Union Realty Mortgage Co., Inc.             Vice President
                             ABN AMRO Fund Services                      Vice President
                             LaSalle Bank N.A.                           Vice President
                             LaSalle Distributors, Inc.                  Vice President
                             LaSalle Community Development               Vice President
                               Corporation
                             Rob-Wal Investment Co.                      Vice President
                             ENB Realty Co., Inc.                        Vice President
                             LaSalle Trade Services Corporation          Vice President
                             LaSalle National Leasing Corporation        Vice President
                             LaSalle Business Credit, Inc.               Vice President
                             European American Bank                      Vice President
                             Cityspire Realty Corp.                      Vice President
                             EA Debt Corp.                               Vice President
                             EA Land Corp.                               Vice President
                             EAB Land Company, Inc.                      Vice President
                             EAB Mortgage Company, Inc.                  Vice President
                             EAB Realty Corp.                            Vice President
                             EAB Realty of Florida, Inc.                 Vice President
                             EAB Securities, Inc.                        Vice Presiden
                             Ashland Properties, Inc.Vice President
                             Discount Brokers International, Inc.        Vice President
                             Kany Long Island City Corp.                 Vice President
                             Cragin Service Development Corp.            Vice President
                             Wasco Funding Corp.                         Vice President
                             Island Abodes Corp.                         Vice President
                             Lyric Holdings, Inc.                        Vice President
                             EAB Credit Corp.                            Vice President
                             ORE Realty Inc.                             Vice President
                             Texas Holdings, Inc.                        Vice President
                             Twelve Polo Realty Inc.                     Vice President
                             Vail at North Salem Inc.                    Vice President
                             81 Lee Avenue Corp.                         Vice President
                             169 East Flagler Corp.                      Vice President
                             EAB Plaza, Inc.                             Vice President



Item 26.  Business and Other Connections of Investment Adviser (continued)

Name and Position            Name of                                     Connection with
with Investment Advisor      Other Company                               Other Company

                             117 Seaman Realty, Inc.                     Vice President
                             Garden City Marble Corp.                    Vice President
                             Huntington Bay Development Corp.            Vice President
                             Plaza Homes Inc. (Metrofund)                Vice President
                             LSR Realty Inc.                             Vice President
                             Beckman Hospitality Corp.                   Vice President
                             Bennett 143 Corp.                           Vice President
                             Birch Locust Valley Corp.                   Vice President
                             Broadhollow 532 Melville Corporation        Vice President
                             Colony at Sayerville, Corp.                 Vice President
                             Corners Estates at Hauppauge Inc.           Vice President
                             Corona 114 Apartments Inc.                  Vice President
                             Country Knolls at Manorville Inc.           Vice President
                             Cove Townhouses at Southold Inc.            Vice President
                             Crystal Domiciles Inc.                      Vice President
                             Eastern Shores at Northampton Corp.         Vice President
                             Forestwood at North Hills Inc.              Vice President
                             Garden State Convention Center at Somerest
                                County, Inc.                             Vice President
                             Half Acre on 347 at Nesoonset Inc.          Vice President
                             Horse Race Lane at Nissequogue Inc.         Vice President
                             Jericho 969 Turnpike Inc.                   Vice President
                             Fairfield Avenue Corp.                      Vice President
                             Amsterdam Development Corp.                 Vice President
                             Brownstone Apts. Inc.                       Vice President
                             Central Cedarhurst Corp.                    Vice President
                             GSC Land Corp. Vice President
                             East 91st Street Development Corp.          Vice President
                             East 92nd Street Development Corp.          Vice President
                             LLPA Corporation                            Vice President
                             Lake Front Land Corp.                       Vice President
                             Lattingtown Mansion, Inc.                   Vice President
                             Lowell Acquisition Corp.                    Vice President
                             Ludlow Development Corp.                    Vice President
                             Maspeth 56-25 58th Street Corp.             Vice President
                             Metro Case Corp.                            Vice President
                             Montauk Hospitality Corp.                   Vice President
                             Montauk YC Corp.                            Vice President
                             Moreland Hauppauge Corp.                    Vice President
                             North Hills Links Corp.                     Vice President
                             Parkway Plaza 1400 Corp.                    Vice President
                             Plaza Boulevard Equities Corp.              Vice President
                             Plaza Boulevard Properties Corp.            Vice President
                             Plaza Uniondale Properties, Inc.            Vice President
                             Remington Ronkonkoma Corp.                  Vice President
                             Rendezvous Realty Corp.                     Vice President
                             S E at Commack Inc.                         Vice President
                             S E at Commack II Inc.                      Vice President
                             S E at Commack III Inc.                     Vice President


Item 26.  Business and Other Connections of Investment Adviser (continued)

Name and Position            Name of                                     Connection with
with Investment Advisor      Other Company                               Other Company

                             S E at Commack IV Inc.                      Vice President
                             Scholar Estates at Commack Inc.             Vice President
                             Seaman Shares at Inwood Corp.               Vice President
                             Showcase Estates at Dix Hills Inc.          Vice President
                             Southampton Settlers Corporation            Vice President
                             Southeast Ridgefield Land Corp.             Vice President
                             Steinway 18-50 Astoria Corp.                Vice President
                             Sterling DTVA Corp.                         Vice President
                             T E at Dix Hills Inc.                       Vice President
                             T E at Dix Hills II Inc.                    Vice President
                             T E at Dix Hills III Inc.                   Vice President
                             Thornwood Estates at Dix Hills Inc.         Vice President
                             W.M. Seaman at Inwood Corp.                 Vice President
                             Welcome Center at Manorville Inc.           Vice President
                             West End 700 Inc.                           Vice President
                             Westminster Downs at Dix Hills, Inc.        Vice President
                             Westwood Hills at Middletown, Inc.          Vice President
                             Ziegfeld Villas Corp.                       Vice President
                             41 East Sunrise Highway Corporation         Vice President
                             55 Commerce, Inc.                           Vice President
                                    (Sold to EMI 1/20/92)
                             Seventh Street Development Corp.            Vice President
                             Fourteenth Street Development Corp.         Vice President
                             West 51st Street Development Corp.          Vice President
                             West 73rd Street Development Corp.          Vice President
                             Lemark Land in Setauket, Inc.               Vice President
                             Ludlow Street Development Corp.             Vice President
                             Milestone Square Corp.                      Vice President
                             Oceanside 35-05 Hampton Road Inc.           Vice President
                             Oceanside 35-39 Hampton Road Inc.           Vice President
                             Sangeo 709 Merrick Road Corp.               Vice President
                             Sherwood Plaza Corp.                        Vice President
                             Syosset 240 Jericho, Inc.                   Vice President

Nancy A. Ellefson            LaSalle Bank N.A.                           Assistant Vice President &
Vice President                                                           Assistant Secretary

Frank Germack                None
Vice President

Frank  J. Haggerty           None
Vice President

Ann H. Heffron               None
Vice President

Brian R. Keeley              None
Vice President



Item 26.  Business and Other Connections of Investment Adviser (continued)

Name and Position            Name of                                     Connection with
with Investment Advisor      Other Company                               Other Company

Tom Lennox                   None
Vice President

Phillip P. Mierzwa           LaSalle Bank N.A.                           Trust Officer &
Vice President                                                           Assistant Secretary

Kurt Moeller                 None
Vice President

Michelle Montgomery          None
Vice President

Mary E. Ras                  None
Vice President

Kenneth Tyszko               None
Vice President

Bridget Vogenthaler          None
Vice President

Ann Weis                     None
Vice President

Robert Bennett               None
Assistant Vice President

Christine Dragon             None
Assistant Vice President

Anthony P. Ford              None
Assistant Vice President

Timothy Kelly                None
Assistant Vice President

Laurie Lynch                 ABN AMRO Funds                              Vice President
Assistant Vice President

Alan Mason                   LaSalle Bank N.A.                           Trust Officer &
Assistant Vice President                                                 Assistant Secretary

Kathleen McClure             None
Assistant Vice President

Patrick O'Hara               None
Assistant Vice President



Item 26.  Business and Other Connections of Investment Adviser (continued)

Name and Position            Name of                                     Connection with
with Investment Advisor      Other Company                               Other Company

Shelly Paulger               None
Assistant Vice President

Marc Peirce                  ABN AMRO Funds                              Vice President
Assistant Vice President

Monica Kim Phillips          None
Assistant Vice President

Marcia Roth                  None
Assistant Vice President

Susan M. Wiemeler            None
Assistant Vice President

Edmund Zelko                 None
Assistant Vice President

Wiepke Postma                ABN AMRO NSM International Funds
Portfolio Manager             Management B.V.                            Director
                             ABN AMRO Bank N.V.                          Vice President

Jaap Bettink                 ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Willem Ploeger               ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Theo Maas                    ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

A.A. Pals - de Groot         ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Edward Moolenburgh           ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Luigi Leo                    ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Edward Niehoff               ABN AMRO Bank N.V.                          Vice President
Portfolio Manager                                                        Portfolio Manager

Theodoor Maters              ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Wouter Weijand               ABN AMRO NSM International Funds
Portfolio Manager            Management B.V.                             Portfolio Manager
                             ABN AMRO Bank N.V.                          Vice President
                                Portfolio Manager


Item 26.  Business and Other Connections of Investment Adviser (continued)

Name and Position            Name of                                     Connection with
with Investment Advisor      Other Company                               Other Company

Chris Huys                   ABN AMRO Bank N.V.                          Vice President
Portfolio Manager                                                        Portfolio Manager

Catharina Hooyman            ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Kim Guan Ng                  ABN AMRO NSM International Funds
Portfolio Manager            Management B.V.                             Portfolio Manager
                             ABN AMRO Asset Management (Asia) Ltd.       Managing Director
                                 Vice President

Chi Keung Leung              ABN AMRO Asset Management (Asia) Ltd.       Senior Portfolio Manager
Portfolio Manager                                                         Vice President

Lester Yiu-Cheong Poon       BN AMRO Asset Management (Asia) Ltd.        Portfolio Manager
Portfolio Manager                                                          Vice President

Paritosh Thakore             ABN AMRO Asset Management (Asia) Ltd.       Portfolio Manager
Portfolio Manager                                                        Vice President

Hak Kau Lung                 ABN AMRO Asset Management (Asia) Ltd.       Portfolio Manager
Portfolio Manager                                                         Vice President

Shing On Kwang               ABN AMRO Asset Management (Asia) Ltd.       Portfolio Manager
Portfolio Manager

Item 27.  Principal Underwriters:

         (a) First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of First Data Investor Services Group, Inc. and an indirect wholly owned subsidiary of First Data Corporation, acts as distributor for Northern Funds pursuant to a distribution agreement dated January 1, 1999. The Distributor also acts as underwriter for ABN AMRO Funds, Alleghany Funds, BT Insurance Funds Trust, First Choice Funds Trust, LKCM Funds, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, Panorama Trust, Undiscovered Managers Fund, New Convenant Funds, Forward Funds, Inc., Light Index Funds, Inc. Weiss Peck & Greer Funds Trust, Weiss Peck & Greer International Fund, WPG Growth Fund, WPG Growth & Income Fund, WPG Tudor Fund, RWB/WPG U.S. Large Stock Fund, Tomorrow Funds Retirement Trust, The Govett Funds, Inc., IAA
         Trust Growth Fund, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Taxable Fixed Income Series Fund, Inc., Matthews International Funds, MCM Funds, Metropolitan West Funds, Smith Breeden Series Fund, Smith Breeden Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Stratton Funds, Inc., Trainer, Wortham First Mutual Funds, Wilshire Target Funds, Inc. and Worldwide Index Funds. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

(b) The information required by this Item 27(b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File no. 8-45467).

(c)       Not applicable.

Item 28.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained by the offices of:

       The Chase Manhattan Bank
       270 Park Avenue
       New York, New York  10017

        ABN AMRO Asset Management (USA) Inc.
       208 South LaSalle Street
       Chicago, Illinois  60604

         First Data Investor Services Group, Inc.
       101 Federal Street
       Boston, Massachusetts  02110

       First Data Investor Services Group, Inc.
       4400 Computer Drive
       Westborough, Massachusetts  01581

       First Data Investor Services Group, Inc.
       3200 Horizon Drive
       King of Prussia, Pennsylvania  19406

Item 29. There are no management-related service contracts not discussed in Parts A and B.

Item 30.  Undertakings: None.

                                                  NOTICE

A copy of the Agreement and Declaration of Trust for ABN AMRO Funds (formerly The Rembrandt Funds, The LSNT Funds and The Passport Funds) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration
Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                                Signatures


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 19 to Registration Statement No. 33-52784 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts, on the 8th of October 1999.


ABN AMRO Funds

By: /s/James Wynsma*
     James Wynsma
     President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates as indicated.

/s/Arnold F. Brookstone*                    Trustee              October 8, 1999
Arnold F. Brookstone

 /s/William T. Simpson *                    Trustee              October 8, 1999
 --------------------------
William T. Simpson

/s/ Robert Feitler *                        Trustee              October 8, 1999
---------------------------
Robert Feitler

 /s/James Wynsma*                        President and           October 8, 1999
James Wynsma                        Chief Executive Officer

/s/Michael C. Kardok                        Treasurer            October 8, 1999
Michael C. Kardok
















*  By:   /s/Julie A. Tedesco
         Julie A. Tedesco
         As Attorney-in-Fact



                                         EXHIBITS BEING FILED


  Item O(2)                         Power of Attorney for Arnold F. Brookstone